Chase Vista Select Funds
                               Chairman's Letter

                                                                  April 10, 1999
Dear Shareholder:


We are pleased to present this semi-annual report for Chase Vista Select Tax Free Income Fund, Chase Vista Select Intermediate Tax Free Income Fund, Chase Vista Select New York Intermediate Tax Free Income Fund and Chase Vista Select New Jersey Tax Free Income Fund for the six-month period ended February 28, 1999. Inside you will find information on the performance of each Fund along with a report from the portfolio management team.


Tax-Free Income Markets Advance Despite Volatile Market

Early in the period, interest rates declined sharply, due to investor fears of a major global economic slowdown ignited by Russia's financial troubles. Rates stabilized in early October following the Federal Reserve Board's decision to abandon its neutral monetary policy for the first time in roughly one and half years. The Fed cut rates in September, October and November.

The Russian financial crisis waned late in 1998, but in January economic and currency problems in Brazil surfaced. This time, however, a stream of stronger-than-expected domestic economic data kept rates from falling dramatically as they had earlier in the period.

In February, with concerns over Brazil's difficulties fading, the continuing release of strong economic data pushed interest rates sharply higher--as much as four-tenths of one percent higher during the first two weeks of February alone. Fittingly, February was capped off with the release of the strongest Gross Domestic Product report in more than two years.

If there was a glimmer of hope for bond investors late in the period, it could be found in Fed Chairman Alan Greenspan's semi-annual Humphery-Hawkins testimony. Mr. Greenspan noted that he expects the longest running peacetime economic expansion to moderate later in the year, which should help bond prices rebound in the months ahead.

Sincerely,


/s/ Fergus Reid

Fergus Reid

                    Chase Vista Select Tax Free Income Fund
                            as of February 28, 1999
                                  (unaudited)

Fund Facts



                                 Objective   Federal tax exempt income*

                       Primary investments   Municipal bonds

           Suggested investment time frame   3-5 years minimum

                          Market benchmark   Lehman Municipal Bond Index

                     Lipper Funds category   General Municipal Debt Funds Average

                            Inception date   1/1/97

                          Newspaper symbol   TF Inc

                                Net assets   $771 Million

                          Average maturity   16.9 years

                          Average duration   7.8 years

                           Average quality   Aa/AA

* A portion of the Fund's income may be subject to the Alternative Minimum Tax, and some investors may be subject to certain state and local taxes.


Average Maturity/Quality


[BOX CHART OMITTED]

+---+---+---+
|   |   | X |
+---+---+---+
|   |   |   |
+---+---+---+
|   |   |   |
+---+---+---+

Source: Morningstar

                    Chase Vista Select Tax Free Income Fund

                            as of February 28, 1999
                                  (unaudited)

How the Fund Performed

Chase Vista Select Tax Free Income Fund, which seeks to provide tax-exempt income through a portfolio of higher quality municipal bonds of varying maturities, had a total return 2.35% for the six-month period ended February 28, 1999. (Class A shares, without sales charge). This compares to a return of 1.76% for the Lipper General Municipal Debt Funds Average and 2.62% for the unmanaged Lehman Municipal Bond Index.

How the Fund Was Managed

The period was punctuated by high market volatility and a slight upward move in interest rates. For the six months ended February 28, 1999, the yield on the 30-year Treasury bond, the key benchmark of long-term interest rate activity, rose from 5.34% to 5.57%.

Late last summer, our decision to maintain a longer-than-average maturity helped performance, as interest rates fell sharply. The decline in rates was due to concerns over a major slowdown in global economic growth brought on by the Russian financial crisis. As these worries subsided and rates edged higher, we shortened the Fund's average maturity, which helped protect shareholder capital. This strategy also benefited shareholders in February, when a spate of stronger-than-expected economic data pushed interest rates to their highest levels during the period.

Our decision to overweight the Fund in California municipal bonds contributed favorably to performance. Throughout much of the period, these securities recorded good investment results due to the lack of supply and relatively strong demand. Our underweighting in New York municipal bonds also proved beneficial to shareholders. Late in 1998, these securities came under pressure due to heavy supply. During the period, we maintained our neutral weighting in Puerto Rico bonds and U.S. territorial paper.

Where the Fund May Be Headed

Near-term, we expect interest rates to remain in a trading range. While economic growth may continue to be buoyant, economic and currency concerns outside the U.S. remain a threat to global economic growth. Moreover, domestic inflation does not appear to be a problem. Given this backdrop, we do not believe the Federal Reserve will abandon its neutral monetary policy.

As for our strategy, we intend to use any meaningful increase in interest rates as an opportunity to extend the Fund's average maturity and increase income to shareholders. As always, we will continue to focus on high-quality securities that meet our strict investment criteria.

                    Chase Vista Select Tax Free Income Fund
                            as of February 28, 1999
                                  (unaudited)

How Much of the Fund Was Invested


[PIE CHART OMITTED]

Investments         98.7%
Cash/Other           1.3%


Average Annual Total Returns

This table shows the average annual total returns. This is where you can see the Fund's short-term performance, which, as with the stock markets, tends to be more volatile than the long-term trend.

                                   1 Year            5 Years            10 Years
                                   ------            -------            --------
                                    6.11%             6.23%               7.74%

Source: Lipper Analytical Services, Inc. Past performance is not predictive of future performance. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

The quoted performance of Chase Vista Select Tax Free Income Fund includes performance of a predecessor account for the period dating back to 2/28/89 and prior to the fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

                     Chase Vista Select Tax Free Income Fund
                             as of February 28, 1999
                                   (unaudited)

10-Year Performance

This chart shows what the long-term growth would have been of a hypothetical $10,000 investment in the Chase Visa Select Tax Free Income Fund compared to its key benchmarks. This is where you see the Fund's long-term trend. This chart is for illustrative purposes only.


[LINE CHART OMITTED]
[PLOT POINTS FOR LINE GRAPH]

           Chase Vista Select
                Tax Free             Lehman Muni      Lipper General
Date          Income Fund             Bond Index         Muni Debt

2/28/89        10000.00                10000.00          10000.00
2/28/90        10871.34                11025.88          10885.09
2/28/91        11885.97                12042.41          11767.87
2/29/92        13025.91                13245.89          12964.78
2/28/93        14776.77                15070.88          14814.52
2/28/94        15585.11                15903.81          15596.37
2/28/95        15832.09                16203.92          15687.99
2/29/96        17456.33                17994.53          17234.60
2/28/97        18176.35                18986.03          18008.47
2/28/98        19874.40                20724.61          19640.02
2/28/99        21089.16                21998.88          20596.65

Source: Lipper Analytical Services, Inc. Past performance is not predictive of future performance. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

Any capital gain on the principal investment is subject to Federal income tax. Some investors may also be subject to the Alternative Minimum Tax and certain state and local taxes.

This chart illustrates comparative performance for $10,000 invested in shares of Chase Vista Select Tax Free Income Fund, the Lehman Municipal Bond Index and the Lipper General Municipal Debt Funds Average for the ten years ended February 28, 1999. The performance of the Fund assumes reinvestment of all dividends and capital gains. The performance of the index has been adjusted to reflect reinvestment of all dividends and capital gains on securities included in the benchmark.

The unmanaged Lehman Municipal Bond Index is a broad-based total return benchmark for the long-term, investment grade tax-exempt bond markets. Bonds included in the Lehman Municipal Bond Index are representative of the market. An individual cannot invest in the index.

The Lipper General Municipal Debt Funds Average represents the average performance of a universe of 267 actively-managed municipal bond funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

The quoted performance of Chase Vista Select Tax Free Income Fund includes performance of a predecessor account for the period dating back to 2/28/89 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

Chase Vista Select Tax Free Income Fund
Portfolio of Investments February 28, 1999 (unaudited)
(amounts in thousands)

  Principal
  Amount     Issuer                                   Value
------------ ---------------------------------------- ---------
Long-Term Municipal Bonds -- 97.8%
---------------------------------------------------------------
           Arizona -- 0.9%
$   5,300    Pima County, Arizona, Unified
             School District, No. 1, Tucson,
             GO, 7.50%, 07/01/10                      $6,760
                                                      ------
           California -- 7.0%
    6,000    California Statewide Community
             Development Authority, Sherman
             Oaks Project, Series A, Rev, 5.00%,
             08/01/22                                  6,041
    2,000    California State, GO, 6.50%,
             11/01/09                                  2,389
    3,950    California State, GO, 10.00%,
             09/01/99                                  4,092
    1,000    California State, Ser. B, GO, 10.00%,
             08/01/02                                  1,204
    1,000    California State, Veterans Bond, Ser.
             AM, GO, 9.00%, 10/01/05                   1,291
    7,000    Corona, California, Public Financing
             Authority Water Utility
             Improvements, Rev, 4.75%,
             09/01/28                                  6,711
    4,000    Los Angeles, California, Harbor
             Department, Rev, 7.60%,
             10/01/18                                  5,219
    6,235    Metropolitan Water District, Southern
             California, Ser. A, GO, 5.25%,
             03/01/14                                  6,587
    3,000    Modesto, California Irrigation District
             Financing Authority, Ser. A, Rev,
             6.00%, 10/01/15                           3,311
    9,930    Pomona, California, Unified School
             District, Ser. A, GO, 6.15%,
             08/01/15                                 11,420
    5,000    Valley Health Systems, California,
             Hospital Improvement Project, Ser.
             A, Rev, 6.50%, 05/15/15                   5,353
                                                      ------
                                                      53,618
                                                      ------

                       See notes to financial statements.

Chase Vista Select Tax Free Income Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)

  Principal
  Amount     Issuer                               Value
------------ ------------------------------------ ---------
Long-Term Municipal Bonds -- (continued)
-----------------------------------------------------------
           Colorado -- 3.4%
$   1,190    Adams County, Colorado School
             District No. 012, GO, 6.20%,
             12/15/10                             $1,301
    6,000    Garfield Pitkin & Eagle Counties
             Colorado School District No. Re 1
             Roarge, GO, 6.60%,
             06/15/04-                             6,846
    1,000    Jefferson County Colorado School
             District No. R-001, 1985 Ser. B,
             GO, 9.00%, 12/15/99                   1,047
    3,050    Platte River Power Authority,
             Colorado, Ser. DD, Rev, 6.00%,
             06/01/05                              3,388
    4,400    Platte River Power Authority,
             Colorado, Ser. DD, Rev, 6.00%,
             06/01/06                              4,923
    1,620    Platte River Power Authority,
             Colorado, Ser. DD, Rev, 6.00%,
             06/01/07                              1,823
    7,000    Westminster, Colorado Special
             Purpose Post Project, Ser. B, Rev,
             5.13%, 12/01/16                       7,128
                                                  ------
                                                  26,456
                                                  ------
           Connecticut -- 0.7%
    4,975    Connecticut State Housing Finance
             Authority, Housing Mortgage
             Financing Program, C1, Rev,
             6.60%, 11/15/23                       5,335
                                                  ------
           Delaware -- 0.8%
    5,000    Delaware State Economic
             Development Authority,
             Osteopathic Hospital Association of
             Delaware, Ser. A, Rev, 6.90%,
             01/01/18                              6,111

                         See notes to financial statements.

Chase Vista Select Tax Free Income Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)

 Principal
 Amount    Issuer                                Value
---------- ------------------------------------- --------
Long-Term Municipal Bonds -- (continued)
---------------------------------------------------------
$   90     Sussex County, Delaware, Single
           Family Mortgage, Residential, Rev,
           9.38%, 02/01/17                       $  90
                                                 -----
                                                 6,201
                                                 -----
         Florida -- 5.1%
 4,225     Broward County, Florida Resource
           Recovery, Ser Broward Co. LP
           South Project, Rev, 7.95%,
           12/01/08                              4,472
 2,200     Dade County, Florida Special
           Obligation, Miami Beach
           Convention Center Project, Rev,
           8.63%, 12/01/07                       2,795
 5,000     Daytona Beach, Florida Water &
           Sewer, Ser. 1978, Rev, 6.75%,
           11/15/07                              5,589
 3,670     Greater Orlando Aviation Authority,
           Orlando Florida Airport Facilities,
           Ser. A, Rev, 6.50%, 10/01/12          4,033
 3,205     Hillsborough County Florida Aviation
           Authority, Tampa International
           Airport, Ser. B, Rev, 6.00%,
           10/01/18                              3,650
 4,425     Orange County, Florida Health
           Facilities Authority, Orlando
           Regional Health Care, Ser. A, Rev,
           6.25%, 10/01/12                       5,191
 2,310     Orange County, Florida Health
           Facilities Authority, Orlando
           Regional Health Care, Ser. C, Rev,
           6.25%, 10/01/12                       2,710
 3,000     Orange County, Florida Tourist
           Development, Ser. A, Rev, 6.50%,
           10/01/10                              3,320
 3,980     Reedy Creek Improvement District,
           Florida, Ser. A, GO, 5.25%,
           06/01/11                              4,229

                       See notes to financial statements.

Chase Vista Select Tax Free Income Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)

  Principal
  Amount     Issuer                               Value
------------ ------------------------------------ ---------
Long-Term Municipal Bonds -- (continued)
-----------------------------------------------------------
$   3,185    Reedy Creek Improvement District,
             Florida, Ser. A, GO, 5.25%,
             06/01/12                             $3,364
                                                  ------
                                                  39,353
                                                  ------
           Georgia -- 6.9%
    5,000    Burke County, Georgia, Development
             Authority PCR, Oglethorpe Power
             Co., Bogtle, Rev, 8.00%, 01/01/
             1922                                  5,888
   10,000    Dalton, Georgia, Development
             Authority, Rev, 5.50%, 08/15/
             1926@                                10,711
    7,655    De Kalb County, Georgia, Housing
             Authority Apartment Development,
             Fox Hollow Apartment, Rev,
             7.00%, 08/15/22                       9,131
    9,000    Fulton County, Georgia,
             Development Authority, Special
             Facilities, Delta Airlines Inc.,
             Project Rev, 5.45%, 05/01/23          8,969
       15    Georgia State Residential Financing
             Authority Single Family Insured
             Mortgage, Ser. A, Rev, 8.40%,
             12/01/18                                 15
    5,000    Metropolitan Atlanta Rapid Transit
             Authority, Georgia, Second
             Indenture, Ser. A, Rev, 6.90%,
             07/01/04-                             5,817
   10,485    Metropolitan Atlanta Rapid Transit
             Authority, Georgia, Ser. P, Rev,
             6.25%, 07/01/20                      12,283
                                                  ------
                                                  52,814
                                                  ------
           Hawaii -- 0.8%
    5,000    Honolulu, Hawaii City & County,
             Ser. A, GO, 7.35%, 07/01/08           6,140
                                                  ------

                         See notes to financial statements.

Chase Vista Select Tax Free Income Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)

 Principal
 Amount    Issuer                                 Value
---------- -------------------------------------- --------
Long-Term Municipal Bonds -- (continued)
----------------------------------------------------------
         Illinois -- 0.8%
$   862    Illinois Health Facilities Authority,
           Ser. A, Rev, 7.90%, 08/15/03-          $ 981
  1,554    Illinois Health Facilities Authority,
           Unrefunded Balance, Ser. A, Rev,
           7.90%, 08/15/03                        1,576
  3,250    Illinois Housing Development
           Authority, Multi-Family, Ser.
           1991-A, Rev, 8.25%, 07/01/16           3,567
                                                  -----
                                                  6,124
                                                  -----
         Kansas -- 0.4%
  1,685    Kansas State, Development Finance
           Authority, Public Water Supply,
           Revolving Loan Ser. 2, Rev, 5.25%,
           04/01/10                               1,773
  1,000    Kansas State, Development Finance
           Authority, Public Water Supply,
           Revolving Loan Ser. 2, Rev, 5.25%,
           04/01/11                               1,047
                                                  -----
                                                  2,820
                                                  -----
         Kentucky -- 1.2%
  8,000    Louisville & Jefferson County,
           Kentucky, Metropolitan Sewer
           District & Drain System, Ser. A,
           Rev, 6.50%, 05/15/24                   9,220
                                                  -----
         Louisiana -- 2.0%
  5,000    Louisiana, Local Government
           Environment Facilities Community
           Development Authority, Capital
           Projects & Equipment Acquisition,
           Rev, 5.25%, 12/01/18                   5,155
  4,000    Orleans Parish, Louisiana School
           Board, GO, 7.50%, 09/01/20             4,809
  2,000    Orleans Parish, Louisiana, School
           Board, Defeased, Rev, 8.85%,
           02/01/06                               2,573

                       See notes to financial statements.

Chase Vista Select Tax Free Income Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)


  Principal
  Amount     Issuer                               Value
------------ ------------------------------------ ---------
Long-Term Municipal Bonds -- (continued)
------------------------------------------------------------
$   2,000    Orleans Parish, Louisiana, School
             Board, Defeased, Rev, 8.90%,
             02/01/07                             $2,635
                                                  ------
                                                  15,172
                                                  ------
           Massachusetts -- 3.9%
    3,500    Chelsea, Massachusetts, School
             Project Loan Act 1948, GO,
             6.50%, 06/15/12                       4,003
    2,750    Haverhill, Massachusetts, Unlimited
             Tax, Ser. A, GO, 7.00%,
             06/15/02-                             3,086
   10,000    Massachusetts State Turnpike
             Authority, Metropolitan Highway
             System, Series B, Rev, 5.13%,
             01/01/37                              9,843
   10,000    Massachusetts State, Consolidated
             Loan, Ser. C, GO, 5.25%,
             08/01/17                             10,471
    2,015    South Essex, Massachusetts, Sewer
             District, Ser. B, GO, 6.75%,
             06/01/15                              2,327
                                                  ------
                                                  29,730
                                                  ------
           Michigan -- 1.1%
    8,750    Michigan, Western Michigan
             University, Rev, 5.13%,
             11/15/17                              8,859
                                                  ------
           Montana -- 1.5%
    2,320    Montana State, Long-Range Building
             Program, Ser. B, GO, 4.50%,
             08/01/15                              2,252
    2,435    Montana State, Long-Range Building
             Program, Ser. B, GO, 4.50%,
             08/01/16                              2,347
    2,555    Montana State, Long-Range Building
             Program, Ser. C, GO, 4.50%,
             08/01/17                              2,444

                         See notes to financial statements.

Chase Vista Select Tax Free Income Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)


  Principal
  Amount     Issuer                                   Value
------------ ---------------------------------------- ---------
Long-Term Municipal Bonds -- (continued)
---------------------------------------------------------------
$   2,005    Montana State, Long-Range Building
             Program, Ser. D, GO, 5.38%,
             08/01/13                                 $2,126
    2,120    Montana State, Long-Range Building
             Program, Ser. D, GO, 5.38%,
             08/01/14                                  2,241
                                                      ------
                                                      11,410
                                                      ------
           Nevada -- 0.7%
    5,085    Nevada State, University Projects, Ser.
             A, GO, 5.00%, 08/01/11                    5,263
                                                      ------
           New Jersey -- 7.1%
    5,215    New Jersey Economic Development
             Authority, Educational Testing
             Service, Ser. B, Rev, 6.25%,
             05/15/25                                  5,961
    1,500    New Jersey Sports & Exposition,
             State Guaranteed, Rev, 8.30%,
             01/01/03                                  1,741
      565    New Jersey Sports & Exposition
             Authority, State Contract, Ser. A,
             Rev, 6.50%, 03/01/02-                       621
    2,905    New Jersey Sports & Exposition
             Authority, State Contract,
             Unrefunded Balance, Ser. A, Rev,
             6.50%, 03/01/19                           3,162
   11,460    New Jersey State, Educational
             Facilities Authority, Higher
             Education Facilities Trust Fund,
             Ser. A, Rev, 5.75%, 04/01/18             12,025
    5,000    New Jersey State, Highway Authority,
             Garden State Parkway General,
             Rev, 6.20%, 01/01/10                      5,765
   15,700    New Jersey State, Ser. D, GO, 8.00%,
             02/15/07                                 19,729
    5,000    New Jersey State, Transportation Trust
             Fund Authority, Transportation Systems,
             Ser. B, Rev, 6.50%, 06/15/10              5,951
                                                      ------
                                                      54,955
                                                      ------

                       See notes to financial statements.

Chase Vista Select Tax Free Income Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)


  Principal
  Amount     Issuer                                Value
------------ ------------------------------------- ---------
Long-Term Municipal Bonds -- (continued)
-------------------------------------------------------------
           New York -- 24.5%
$   2,250    Dutchess County, New York Resource
             Recovery Agency, Solid Waste
             Management, Ser. A, Rev, 7.50%,
             01/01/09                              $2,376
    4,000    Long Island Power Authority, New
             York, Electric Systems, Series A,
             Rev, 5.50%, 12/01/13                   4,373
    3,450    Metropolitan Transportation
             Authority of New York, Commuter
             Facilities, Ser. A, Rev, 6.00%,
             07/01/16                               3,775
    3,000    Nassau County, New York, IDA,
             Civic Facilities, Hofstra University
             Project, Rev, 6.75%, 08/01/11          3,288
    5,000    New York City, New York, IDA,
             Special Facilities, British Airways
             Place Project, Rev, 5.25%,
             12/01/32                               4,964
    3,500    New York City, New York, IDA,
             Brooklyn Navy Yard Cogen
             Partners, Rev, 6.20%, 10/01/22         3,911
    5,000    New York City, New York, Municipal
             Water Financing Authority, Water
             & Sewer Systems, Ser. A, Rev,
             4.75%, 06/15/31                        4,716
    2,000    New York City, New York, Ser. A,
             GO, 5.38%, 08/01/15                    2,084
   12,000    New York City, New York, Ser. A,
             GO, 6.25%, 08/01/08                   13,671
    4,000    New York City, New York, Ser. B,
             GO, 6.50%, 08/15/10                    4,633
   20,000    New York City, New York, Ser. F,
             GO, 5.25%, 09/15/10                   21,462
   10,000    New York City, New York, Ser. F,
             GO, 5.38%, 08/01/09                   10,804

                         See notes to financial statements.

Chase Vista Select Tax Free Income Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)

  Principal
  Amount     Issuer                              Value
------------ ----------------------------------- ---------
Long-Term Municipal Bonds -- (continued)
----------------------------------------------------------
$   4,500    New York State Dorm Authority,
             University of Rochester, Ser. A,
             Rev, 6.40%, 07/01/13                $5,007
    2,000    New York State Energy Research &
             Development Authority, PCR,
             Central Hudson Gas, Ser. B-1, Rev,
             7.38%, 10/01/14                      2,106
    6,000    New York State Energy Research &
             Development Authority, PCR,
             Niagara Mohwak Power Corp., Ser.
             A, Rev, 7.20%, 07/01/29              6,925
    2,000    New York State Environmental
             Facilities Corp., PCR, State Water
             Revolving Fund, Ser. B, Rev,
             7.10%, 09/15/11                      2,145
    2,650    New York State Environmental
             Facilities Corp., PCR, State Water
             Revolving Fund, Ser. D, Rev,
             6.85%, 11/15/11                      3,054
    3,000    New York State Environmental
             Quality, GO, 6.50%, 12/01/14         3,460
      585    New York State Housing Finance
             Agency, Health Facilities, Monroe
             County, Ser. A, Rev, 7.63%,
             05/01/05                               633
    4,000    New York State Housing Finance
             Agency, State University
             Construction, Ser. A, Rev, 7.90%,
             11/01/06                             4,743
    5,500    New York State Local Government
             Assistance Corp., TAN, 7.00%,
             04/01/10                             6,000
    3,115    New York State Local Government
             Assistance Corp., Ser. A, Rev,
             5.00%, 04/01/15                      3,159
    2,340    New York State Local Government
             Assistance Corp., Ser. A, Rev,
             7.00%, 04/01/08                      2,612

                       See notes to financial statements.

Chase Vista Select Tax Free Income Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)

  Principal
  Amount     Issuer                                Value
------------ ------------------------------------- ---------
Long-Term Municipal Bonds -- (continued)
------------------------------------------------------------
$   3,000    New York State Local Government
             Assistance Corp., Ser. D, Rev,
             7.00%, 04/01/11                       $3,349
    2,780    New York State Medical Care
             Facilities Financing Agency,
             Hospital & Nursing Home, Ser. C,
             Rev, 6.25%, 08/15/12                   2,969
    4,000    New York State Medical Care
             Facilities Financing Agency,
             Montefiore Medical Center, Ser. A,
             Rev, 5.75%, 02/15/25                   4,198
    2,000    New York State Medical Care
             Facilities Financing Agency, Special
             Obligation, Mental Health Services
             Facilities Improvement, Ser. A, Rev,
             8.30%, 05/01/04                        2,399
    4,000    New York State Mortgage Agency,
             Homeownership Mortgage, Ser. JJ,
             Rev, 7.50%, 10/01/17                   4,134
    5,500    New York State Thruway Authority,
             General Purpose, Ser. C, Rev,
             6.00%, 01/01/05                        6,192
    4,100    New York State, GO, 6.30%,
             09/15/11                               4,531
    6,270    Port Authority of New York & New
             Jersey, Consolidated 78th Ser., Rev,
             6.50%, 04/15/11                        6,798
    4,000    Port Authority, New York & New
             Jersey, Consolidated Bonds, 109th
             Ser., Rev, 5.38%, 01/15/32             4,125
    1,100    Port Authority, New York & New
             Jersey, Consolidated Bonds, 52nd
             Ser., Rev, 9.00%, 11/01/14             1,143
   16,000    Port Authority, New York & New
             Jersey, Consolidated Bonds, 93rd
             Ser., Rev, 6.13%, 06/01/94@           18,464

                         See notes to financial statements.

Chase Vista Select Tax Free Income Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)

  Principal
  Amount     Issuer                               Value
------------ ------------------------------------ ----------
Long-Term Municipal Bonds -- (continued)
------------------------------------------------------------
$   9,000    Triborough Bridge & Tunnel
             Authority, New York, Convention
             Center Project, Ser. E, Rev, 7.25%,
             01/01/10                             $10,642
                                                  -------
                                                  188,845
                                                  -------
           North Carolina -- 0.8%
    6,145    North Carolina, Medical Care
             Community Hospital, Pitt County
             Memorial Hospital, Ser. A, Rev,
             4.75%, 12/01/28                        5,799
                                                  -------
           North Dakota -- 0.8%
    5,000    Mercer County, North Dakota, PCR,
             Antelope Valley Station, Rev,
             7.20%, 06/30/13                        6,246
                                                  -------
           Ohio -- 3.7%
    7,000    Cleveland Ohio Public Power System
             First Mortgage--Ser. A, Rev,
             7.00%, 11/15/04@-                      8,246
    2,000    Dublin, Ohio, Refunding & Public
             Improvement, Ser. A, GO, 5.25%,
             12/01/14                               2,100
    3,950    Ohio Housing Financing Agency,
             Mortgage, Residential, Ser. C, Rev,
             5.75%, 09/01/28                        4,089
    6,500    Ohio State, Public Facilities
             Community Higher Education,
             Capital Facilities, Ser. II-C, Rev,
             4.38%, 06/01/11                        6,439
    7,000    Ohio State, Turnpike Commission,
             Ser. A, Rev, 5.50%, 02/15/24           7,548
                                                  -------
                                                   28,422
                                                  -------

                       See notes to financial statements.

Chase Vista Select Tax Free Income Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)

  Principal
  Amount     Issuer                                 Value
------------ -------------------------------------- ---------
Long-Term Municipal Bonds -- (continued)
-------------------------------------------------------------
           Oklahoma -- 2.3%
$   3,000    Grand River Dam Authority,
             Oklahoma, Rev, 5.50%, 06/01/09         $3,299
    8,500    Oklahoma State, Turnpike Authority,
             Second Ser., Ser. A, Rev, 5.25%,
             01/01/13                                8,968
    5,000    Tulsa, Oklahoma, Metropolitan
             Utility Authority, Rev, 5.75%,
             09/01/19                                5,349
                                                    ------
                                                    17,616
                                                    ------
           Oregon -- 3.7%
    5,780    Oregon State, Higher Education
             Building, Ser. A, GO, 6.45%,
             08/01/24                                6,572
    6,300    Portland, Oregon, Sewer Systems, Ser.
             A, Rev, 5.00%, 06/01/14                 6,406
   11,565    Portland, Oregon, Sewer Systems, Ser.
             A, Rev, 5.00%, 06/01/15                11,697
    4,000    Salem, Oregon, Hospital Facilities
             Authority, Salem Hospital, Rev,
             5.25%, 08/15/14                         4,125
                                                    ------
                                                    28,800
                                                    ------
           Pennsylvania -- 1.8%
    1,000    Allegheny County, Pennsylvania, IDA,
             Health Care Facilities, Presbyterian
             Senior Care, Rev, 5.75%, 01/01/23         978
   12,000    Delaware Valley, Pennsylvania,
             Regional Finance Authority, Local
             Government, Ser. A, Rev, 5.50%,
             08/01/28                               12,997
                                                    ------
                                                    13,975
                                                    ------

                         See notes to financial statements.

Chase Vista Select Tax Free Income Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)

  Principal
  Amount     Issuer                                 Value
------------ -------------------------------------- ---------
Long-Term Municipal Bonds -- (continued)
-------------------------------------------------------------
           Puerto Rico -- 4.0%
$   1,500    Puerto Rico Commonwealth Highway
             & Transportation Authority, Ser. T,
             Rev, 6.63%, 07/01/02-                  $1,665
    2,500    Puerto Rico Commonwealth, GO,
             6.25%, 07/01/11                         2,942
    7,000    Puerto Rico Commonwealth,
             Highway & Transportation
             Authority, Ser. A, Rev, 4.75%,
             07/01/38                                6,631
    5,000    Puerto Rico Electric Power Authority,
             Ser. Y, Rev, 7.00%, 07/01/07            6,004
    6,675    Puerto Rico Industrial, Medical &
             Environmental PCFA, PepsiCo Inc.
             Project, Ser. A, Rev, 6.25%,
             11/15/13                                7,315
    3,000    Puerto Rico Industrial, Medical &
             Environmental PCFA, Warner
             Lambert Co. Project, Rev, 7.60%,
             05/01/14                                3,113
    3,000    Puerto Rico Public Buildings
             Authority, Guaranteed,
             Government Facilities, Ser. A, Rev,
             6.25%, 07/01/11                         3,530
                                                    ------
                                                    31,200
                                                    ------
           South Carolina -- 2.8%
    3,200    Charleston, South Carolina,
             Waterworks & Sewer, Capital
             Improvements, Rev, 4.00%,
             01/01/07                                3,168
    1,080    Piedmont Municipal Power Agency,
             South Carolina Electric, Ser. A,
             Rev, 5.25%, 01/01/12                    1,147
    6,000    Richland County, South Carolina
             School District No. 001, GO,
             4.63%, 03/01/22                         5,616

                       See notes to financial statements.

Chase Vista Select Tax Free Income Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)

  Principal
  Amount     Issuer                               Value
------------ ------------------------------------ ---------
Long-Term Municipal Bonds -- (continued)
-----------------------------------------------------------
$   4,050    South Carolina Housing Finance &
             Development Authority, Ser. B,
             Rev, 7.80%, 07/01/09                 $4,145
    2,000    South Carolina Housing Finance &
             Development Authority,
             Homeownership Mortgage
             Purchase, Ser. B, Rev, 7.88%,
             07/01/15                              2,047
    5,000    South Carolina Public Service
             Authority, Ser. A, Rev, 6.25%,
             01/01/22                              5,603
                                                  ------
                                                  21,726
                                                  ------
           South Dakota -- 0.5%
    3,000    Heartland Consumers Power District,
             Rev, 7.00%, 01/01/16                  3,638
      385    South Dakota Building Authority,
             Rev, 10.50%, 09/01/00                   423
                                                  ------
                                                   4,061
                                                  ------
           Tennessee -- 0.7%
    3,000    Metropolitan Government of
             Nashville & Davidson County,
             Tennessee, Water & Sewer
             Authority, Rev, 5.20%, 01/01/13       3,176
    2,500    Shelbly County, Tennessee, Public
             Improvements & School, Ser. A,
             GO, 4.75%, 05/01/21                   2,394
                                                  ------
                                                   5,570
                                                  ------
           Texas -- 5.5%
    6,245    Arlington, Texas Independent School
             District, GO, 5.00%, 02/15/19         6,206
    6,500    Austin, Texas Utility System, Rev,
             6.00%, 11/15/13                       7,450
    2,000    Austin, Texas Utility System,
             Combined, Ser. A, Rev, 9.50%,
             05/15/00-                             2,149

                         See notes to financial statements.

Chase Vista Select Tax Free Income Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)

  Principal
  Amount     Issuer                                 Value
------------ -------------------------------------- ---------
Long-Term Municipal Bonds -- (continued)
-------------------------------------------------------------
$   2,000    Austin, Texas Utility System, Ser. A,
             Big Book Entry, Rev, 8.00%,
             11/15/01-                              $2,194
    5,000    Brazos River Authority, Texas, PCR,
             Coll-Utilities Electric Co., Ser. C,
             Rev, 5.55%, 06/01/30                    4,958
    2,115    Dallas-Fort Worth Texas Regional
             Airport, Ser. A, Rev, 7.38%,
             11/01/08                                2,478
    2,945    Dallas-Fort Worth Texas Regional
             Airport, Ser. A, Rev, 7.38%,
             11/01/09                                3,451
    2,000    Dallas-Fort Worth Texas Regional
             Airport, Ser. A, Rev, 7.38%,
             11/01/11                                2,328
    6,320    Dallas, Texas, Special Tax, Ser. A,
             Recreational Facilities
             Improvements, Rev, 4.75%,
             08/15/27                                5,980
    2,500    Houston, Texas Water Conveyance
             System, Contract, Ser. F, COP,
             7.20%, 12/15/05                         2,943
    2,000    Houston, Texas Water Conveyance
             System, Contract, Ser. F, COP,
             7.20%, 12/15/06                         2,381
                                                    ------
                                                    42,518
                                                    ------
           Utah -- 0.1%
    1,000    Sevier County, Utah School District
             Sevier School District, GO, 9.20%,
             05/01/03                                1,209
                                                    ------
           Washington -- 2.3%
    2,500    Central Puget Sound, Washington
             Regional Transportation Authority,
             Sales Tax & Motor Vehicle Tax,
             Rev, 4.75%, 02/01/28                    2,347

                       See notes to financial statements.

Chase Vista Select Tax Free Income Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)

  Principal
  Amount      Issuer                              Value
----------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
----------------------------------------------------------
$   15,000    Central Puget Sound, Washington
              Regional Transportation Authority,
              Sales Tax & Motor Vehicle Tax,
              Rev, 5.25%, 02/01/21                $ 15,597
                                                  --------
                                                    17,944
                                                  --------
              Total Long Term Municipal Bonds
              (Cost $713,283)                      754,161
----------------------------------------------------------
Short Term Investments -- 1.3%
----------------------------------------------------------
  Shares
----------------------------------------------------------
            Money Market Funds -- 1.3%
     6,531    Provident Municipal Cash Money
              Market Fund                            6,531

     3,799    Provident Municipal Money Market
              Fund                                   3,799
                                                  --------
            Money Market Funds
              (Cost $10,330)                        10,330
----------------------------------------------------------
              Total Short Term Investments
              (Cost $10,330)                        10,330
----------------------------------------------------------
              Total Investments -- 99.1%
              (Cost $723,613)                     $764,491
----------------------------------------------------------

Index

- --The maturity date shown is the date of the prerefunded call.
@--All or a portion of this security is segregated.
COP--Certificate of Participation.
Dorm--Dormitory
GO--General Obligation Bond.
IDA--Industrial Development Agency.
PCR--Pollution Control Revenue.
PCFA--Pollution Control Finance Authority.
Rev.--Revenue Bond
TAN--Tax Anticipation Note.

                       See notes to financial statements.

                               Chase Vista Select
                       Intermediate Tax Free Income Fund
                            as of February 28, 1999
                                  (unaudited)

Fund Facts

                                 Objective   Income exempt from federal taxes*

                       Primary investments   Municipal bonds

           Suggested investment time frame   3-5 years minimum

                          Market benchmark   Lehman Municipal Bond Index
                                             Lehman 10 Year Municipal
                                             Bond Index

                     Lipper Funds category   Lipper Intermediate Municipal Debt
                                             Funds Average

                            Inception date   1/1/97

                          Newspaper symbol   IntmdTF

                                Net assets   $744 Million

                          Average maturity   7.6 years

                          Average duration   5.4 years

                           Average quality   Aa/AA

* A portion of the Fund's income may be subject to the Alternative Minimum Tax, and some investors may be subject to certain state and local taxes.


Average Maturity/Quality

[BOX CHART OMITTED]

+---+---+---+
|   | X |   |
+---+---+---+
|   |   |   |
+---+---+---+
|   |   |   |
+---+---+---+

Source: Morningstar

                               Chase Vista Select
                       Intermediate Tax Free Income Fund
                            as of February 28, 1999
                                  (unaudited)


How the Fund Performed

Chase Vista Select Intermediate Tax Free Income Fund, which seeks to provide monthly dividends that are excluded from federal income tax through a portfolio of higher-quality, intermediate-term municipal bonds, had a total return of 2.70% for the six-month period ended February 28, 1999. This compares to a return of 2.16% for the Lipper Intermediate Municipal Debt Funds Average, 2.79% for the unmanaged Lehman 10-Year Municipal Bond Index and 2.62% for the Lehman Municipal Bond Index.

How the Fund Was Managed

Although interest rates were highly volatile throughout much of the period, they edged up only slightly for the six months ended February 28, 1999. Over that time frame, the yield on the 10-year Treasury bond, a key benchmark of intermediate-term interest rate activity, rose from 5.06% to 5.28%.

During the period, the Fund employed several strategies that proved beneficial to shareholders. In September, with the Russian financial crisis pushing global interest rates lower, our decision to lengthen the Fund's average maturity contributed favorably to performance.

The Fund also benefited from its exposure to water and sewer revenue bonds as well as insured municipals.

In the final weeks of the period, the Fund's shorter-than-average maturity protected shareholders as interest rates soared following the release of several strong economic reports. These included the best consumer confidence data in the 30-plus years that the Conference Board has been keeping these statistics and the best Gross Domestic Product in more than two years.

Where the Fund May Be Headed

Our outlook for intermediate-term bonds remains positive. Despite the recent rise in interest rates, we don't expect rates to continue to rise sharply in the months ahead. While economic troubles outside the U.S. have abated, they still pose a threat to global economic growth. Moreover, domestic inflation, which is hovering near its lowest level in approximately 30 years, remains under control. That said, we intend to use further weakness in the bond market to extend the Fund's average maturity in high-quality fixed-income securities with attractive yields.

                               Chase Vista Select
                       Intermediate Tax Free Income Fund
                            as of February 28, 1999
                                  (unaudited)

How Much of the Fund Was Invested

[PIE CHART OMITTED]

Investments         97.9%
Cash/Other           2.1%


Average Annual Total Returns

This table shows the average annual total returns. This is where you can see the Fund's short-term performance, which, as with the stock markets, tends to be more volatile than the long-term trend.

                                   1 Year            5 Years            10 Years
                                   ------            -------            --------
                                    6.29%             6.03%               7.72%

Source: Lipper Analytical Services, Inc. Past performance is not predictive of future performance. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

The quoted performance of Chase Vista Select Intermediate Tax Free Income Fund includes performance of a predecessor account for the period dating back to 2/28/89 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

                               Chase Vista Select
                       Intermediate Tax Free Income Fund
                            as of February 28, 1999
                                  (unaudited)

10-Year Performance

This chart shows what the long-term growth would have been of a hypothetical $10,000 investment in the Chase Vista Select Intermediate Tax Free Income Fund compared to its key benchmarks. This is where you see the Fund's long-term trend. This chart is for illustrative purposes only.

[LINE CHART OMITTED]
[PLOT POINTS FOR LINE GRAPH]

           Chase Vista Select
              Intermediate           Lehman            Lehman       Lipper
                Tax Free          10-Year Muni          Muni     Intermediate
Date          Income Fund          Bond Index        Bond Index      Muni

2/28/89        10000.00            10000.00           10000.00     10000.00
2/28/90        10943.45            10974.90           11025.88     10806.15
2/28/91        11986.95            12023.85           12042.41     11699.43
2/29/92        13093.56            13155.60           13245.89     12714.66
2/28/93        14982.55            15093.69           15070.88     14262.79
2/28/94        15700.23            15896.85           15903.81     14930.00
2/28/95        16035.13            16220.13           16203.92     15170.86
2/29/96        17664.10            18121.51           17994.53     16536.77
2/28/97        18323.94            19083.55           18986.03     17217.79
2/28/98        19798.44            20797.34           20724.61     18436.17
2/28/99        21044.68            22030.72           21998.88     19089.66


Source: Lipper Analytical Services, Inc. Past performance is not predictive of future performance. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

Any capital gain on the principal investment is subject to Federal income tax. Some investors may also be subject to the Federal Alternative Minimum Tax and certain state and local taxes.

This chart illustrates comparative performance for $10,000 invested in shares of Chase Vista Select Intermediate Tax Free Income Fund, the Lehman Municipal Bond Index, the Lehman 10 Year Municipal Bond Index and the Lipper Intermediate Municipal Debt Funds Average for the ten years ended February 28, 1999. The performance of the Fund assumes reinvestment of all dividends and capital gains. The performance of the index has been adjusted to reflect reinvestment of all dividends on securities included in the benchmark.

The unmanaged Lehman Municipal Bond Index is a broad-based total return benchmark for the long-term, investment grade tax-exempt bond markets. Bonds included in the Lehman Municipal Bond Index are representative of the market. An individual cannot invest in the index.

The unmanaged Lehman 10 Year Municipal Bond Index is a total return benchmark for the intermediate-term, investment grade tax-exempt bond market. Bonds included in the Lehman 10 Year Municipal Bond Index are representative of the market. An individual cannot invest in the index.

The Lipper Intermediate Municipal Debt Funds Average represents the performance of 145 actively-managed tax-exempt intermediate municipal bond funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

The quoted performance of Chase Vista Select Intermediate Tax Free Income Fund includes performance of a predecessor account for the period dating back to 2/28/89 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

Chase Vista Select Intermediate Tax Free Income Fund
Portfolio of Investments February 28, 1999 (unaudited)
(amounts in thousands)

 Principal
 Amount    Issuer                                 Value
---------- -------------------------------------- ---------
Long-Term Municipal Bonds -- 95.9%
-----------------------------------------------------------
         Alabama -- 0.3%
$   660    Alabama State, GO, 7.00%, 08/01/05     $  703
  1,320    Shelby County, Alabama Board of
           Education, Capital Outlay School
           Warrants, 5.70%, 02/01/09               1,446
                                                  ------
                                                   2,149
                                                  ------
         Arizona -- 2.8%
  3,000    Maricopa County, Arizona School
           District No. 4, Mesa University,
           Ser. A, GO, 5.50%, 07/01/09             3,307
  3,630    Maricopa County, Arizona, School
           District No. 4, Mesa University
           Project of 1995, Ser. D, GO,
           6.00%, 07/01/07                         4,091
 11,370    Salt River Project, Arizona
           Agriculture, Ser. B, Rev, 7.00%,
           01/01/05                               13,126
                                                  ------
                                                  20,524
                                                  ------
         California -- 1.9%
  7,105    California State, GO, 6.50%,
           09/01/10                                8,506
  5,000    Los Angeles County, California Public
           Works Financing Authority,
           Regional Park & Open Space
           District, Rev, 6.00%, 10/01/08@         5,674
                                                  ------
                                                  14,180
                                                  ------
         Colorado -- 0.6%
  4,000    Eagle Garfield & Routt Counties
           Colorado School District No. Re
           50J, GO, 6.13%, 12/01/09                4,477
                                                  ------
         Connecticut -- 1.5%
  4,735    Connecticut State Special Tax
           Obligation, Transportation
           Infrastructure, Ser. A, Rev, 5.40%,
           06/01/09                                5,102

                       See notes to financial statements.

Chase Vista Select Intermediate Tax Free Income Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)

  Principal
  Amount     Issuer                                  Value
------------ --------------------------------------- ---------
Long-Term Municipal Bonds -- (continued)
--------------------------------------------------------------
$   5,000    Connecticut State Special Tax
             Obligation, Transportation
             Infrastructure, Ser. B, Rev, 6.50%,
             10/01/10                                $5,971
                                                     ------
                                                     11,073
                                                     ------
           Delaware -- 0.1%
      635    Delaware Transportation Authority,
             Transportation System, Rev, 5.63%,
             07/01/05                                   681
                                                     ------
           Florida -- 2.4%
    2,000    Dade County Florida Aviation, Ser.
             B, Rev, 6.40%, 10/01/06                  2,267
    2,000    Florida State Department of
             Corrections, Okeechobee
             Correctional Facilities, COP,
             6.00%, 03/01/08                          2,230
    2,235    Florida State, Board of Education
             Capital Outlay Public Education,
             Ser. B, GO, 6.50%, 06/01/05              2,547
    5,245    Florida State, Board of Education
             Capital Outlay Public Education,
             Ser. B, GO, 6.00%, 06/01/06              5,886
    2,675    Florida State, Broward County
             Expressway Authority, Ser. A, GO,
             6.50%, 07/01/03                          2,682
    2,350    Miami-Dade County, Florida,
             Aviation, Series A, Rev, 5.25%,
             10/01/07                                 2,514
                                                     ------
                                                     18,126
                                                     ------
           Georgia -- 0.8%
    5,000    Georgia, Municipal Electric Authority,
             Power, Series DD, Rev, 7.00%,
             01/01/08@                                5,972
                                                     ------
           Hawaii -- 0.7%
    2,500    Honolulu, Hawaii, City & County,
             Ser. A, GO, 7.30%, 07/01/03              2,837

                         See notes to financial statements.

Chase Vista Select Intermediate Tax Free Income Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)

  Principal
  Amount     Issuer                                   Value
------------ ---------------------------------------- ---------
Long-Term Municipal Bonds -- (continued)
---------------------------------------------------------------
$   2,000    Honolulu, Hawaii, City & County,
             Ser. A, GO, 7.35%, 07/01/06              $2,394
                                                      ------
                                                       5,231
                                                      ------
           Illinois -- 4.1%
    2,100    Chicago, Illinois Rev, 5.00%,
             01/01/08                                  2,206
    1,500    Chicago, Illinois, Metropolitan Water
             Reclamation District, Greater
             Chicago Capital Improvement
             Bonds, GO, 7.00%, 01/01/08                1,805
    4,400    Chicago, Illinois, Metropolitan Water
             Reclamation District, Greater
             Chicago, GO, 5.50%, 12/01/08              4,839
    7,200    Chicago, Illinois, Metropolitan Water
             Reclamation District, Greater
             Chicago, GO, 5.95%, 12/01/07              8,120
    3,000    Chicago, Illinois, O'Hare
             International Airport, General
             Airport, Second Lien, Series A,
             Rev, 6.75%, 01/01/06                      3,453
    6,055    Chicago, Illinois, O'Hare
             International Airport, Passenger
             Facilities Charge, Ser. A, Rev,
             5.38%, 01/01/07                           6,501
    1,320    Illinois State, GO, 5.50%, 08/01/06       1,430
      660    Illinois State, GO, 6.40%, 08/01/01         682
    1,000    Regional Transit Authority of Illinois,
             Ser. A, Rev, 7.30%, 11/01/09              1,085
                                                      ------
                                                      30,121
                                                      ------
           Indiana -- 3.8%
    5,500    Indiana Municipal Power Agency,
             Power Supply Systems, Ser. B, Rev,
             5.80%, 01/01/08                           6,143
    2,485    Indiana State Office Building
             Community Facilities, Ser. A, Rev,
             5.00%, 07/01/04                           2,616

                       See notes to financial statements.

Chase Vista Select Intermediate Tax Free Income Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)

  Principal
  Amount     Issuer                                  Value
------------ --------------------------------------- ---------
Long-Term Municipal Bonds -- (continued)
--------------------------------------------------------------
$   6,920    Indianapolis, Indiana, Gas Utility
             Distribution Systems, Ser. A, Rev,
             5.75%, 08/15/07                         $7,672
    7,315    Indianapolis, Indiana, Gas Utility
             Distribution Systems, Ser. A, Rev,
             5.75%, 08/15/08                          8,145
    3,000    Indianapolis, Indiana, Local Public
             Improvements Board Bank, Ser. A,
             Rev, 6.50%, 01/01/08                     3,498
                                                     ------
                                                     28,074
                                                     ------
           Kansas -- 0.4%
    2,360    Wichita, Kansas, Water & Sewer
             Utilities, Rev, 7.75%, 10/01/02          2,680
                                                     ------
           Kentucky -- 0.7%
    4,400    Kentucky State, Property & Buildings
             Community, Project No. 60, Rev,
             5.50%, 10/01/08                          4,811
      590    Owensboro Kentucky, Electric Light
             & Power, Rev, 10.50%, 01/01/04             661
                                                     ------
                                                      5,472
                                                     ------
           Louisiana -- 0.2%
    1,275    Louisiana Public Facilities Authority,
             Tulane University, Ser. A-1, Rev,
             6.00%, 02/15/03-                         1,402
                                                     ------
           Maryland -- 2.7%
    2,510    Anne Arundel County, Maryland,
             Consolidated General
             Improvement, GO, 6.00%,
             08/01/07                                 2,793
    2,300    Anne Arundel County, Maryland,
             Consolidated General
             Improvement, GO, 6.00%,
             08/01/08                                 2,553
    3,335    Maryland State Stadium Authority,
             Lease, Convention Center
             Expansion, Rev, 5.75%, 12/15/08          3,678

                         See notes to financial statements.

Chase Vista Select Intermediate Tax Free Income Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)

  Principal
  Amount     Issuer                                Value
------------ ------------------------------------- ---------
Long-Term Municipal Bonds -- (continued)
-------------------------------------------------------------
$   3,535    Maryland State Stadium Authority,
             Lease, Convention Center
             Expansion, Rev, 5.80%, 12/15/09       $3,908
    6,500    Maryland State Transportation
             Authority, Transportation Facilities
             Project Rev, 5.80%, 07/01/06           7,225
                                                   ------
                                                   20,157
                                                   ------
           Massachusetts -- 5.4%
    5,000    Chelsea, Massachusetts, School
             Project Loan Act 1948, GO,
             5.90%, 06/15/08                        5,576
   10,360    Massachusetts Bay Transportation
             Authority, General Transportation
             Systems, Ser. A, Rev, 5.40%,
             03/01/08@                             11,301
    1,425    Massachusetts Bay Transportation
             Authority, General Transportation
             System, Series A, Rev, 6.00%,
             03/01/06                               1,594
    1,000    Massachusetts Bay Transportation
             Authority, General Transportation
             Systems, Ser. A, Rev, 7.00%,
             03/01/08                               1,201
    3,600    Massachusetts State Consolidated
             Loan, Ser. C, GO, 6.70%,
             11/01/09                               4,154
    3,000    Massachusetts State Housing Finance
             Agency, Residential Development,
             FNMA Collection, Ser. C, Rev,
             6.45%, 05/15/04                        3,218
    3,165    Massachusetts State Ser. B, GO,
             5.80%, 08/01/09                        3,521
    4,400    Massachusetts State Ser. B, GO,
             6.50%, 08/01/08                        5,161
    1,320    Massachusetts State Water Research
             Authority, Ser. A, Rev, 5.70%,
             08/01/08                               1,457

                       See notes to financial statements.

Chase Vista Select Intermediate Tax Free Income Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)

  Principal
  Amount     Issuer                                 Value
------------ -------------------------------------- ---------
Long-Term Municipal Bonds -- (continued)
-------------------------------------------------------------
$   1,980    Southeastern Massachusetts University
             Building Authority Project, Ser. A,
             Rev, 5.90%, 05/01/09                   $2,200
    1,000    Southeastern Massachusetts University
             Building Authority Project, Ser. A,
             Rev, 5.90%, 05/01/10                    1,111
                                                    ------
                                                    40,494
                                                    ------
           Michigan -- 3.3%
    3,565    Michigan State Underground Storage
             Tank Final Assurance Authority,
             Ser. I, Rev, 5.75%, 05/01/10            3,917
    5,000    Michigan State, Underground Storage
             Tank Financial Assurance
             Authority, Series I, Rev, 6.00%,
             05/01/04                                5,495
   10,000    Wayne Charter County, Michigan,
             Detroit Metropolitan Wayne
             County, Series A, Rev, 5.25%,
             12/01/06                               10,668
    3,780    Wayne Charter County, Michigan,
             Detroit Metropolitan Wayne
             County, Series A, Rev, 5.50%,
             12/01/07                                4,099
                                                    ------
                                                    24,179
                                                    ------
           Minnesota -- 1.0%
    5,000    Minnesota State, GO, 6.00%,
             08/01/02-                               5,384
    2,000    Northern Municipal Power Agency,
             Minnesota Electric Systems, Ser. A,
             Rev, 5.80%, 01/01/06                    2,183
                                                    ------
                                                     7,567
                                                    ------
           Mississippi -- 0.5%
    3,210    Mississippi State, Capital
             Improvements, Ser. B, GO, 5.25%,
             11/01/07                                3,455
                                                    ------

                         See notes to financial statements.

Chase Vista Select Intermediate Tax Free Income Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)

  Principal
  Amount     Issuer                               Value
------------ ------------------------------------ ---------
Long-Term Municipal Bonds -- (continued)
-----------------------------------------------------------
           Montana -- 0.4%
$   3,000    Montana State Board Investment,
             Payroll Tax, Workers Compensation
             Project, Rev, 6.50%, 06/01/03        $3,246
                                                  ------
           Nebraska -- 3.5%
    4,700    Omaha Public Power District,
             Nebraska Electric, Ser. A, Rev,
             5.50%, 02/01/07                       5,118
    2,500    Omaha Public Power District,
             Nebraska Electric, Ser. A, Rev,
             6.25%, 02/01/06@                      2,715
   11,000    Omaha Public Power District,
             Nebraska Electric, Ser. C, Rev,
             5.40%, 02/01/08@                     11,957
    6,210    University of Nebraska, Facilities
             Corp., Deferred Maintenance
             Project, Rev, 5.00%, 07/15/08         6,567
                                                  ------
                                                  26,357
                                                  ------
           Nevada -- 2.3%
    4,415    Henderson, Nevada, Water and Sewer,
             Series A GO, 5.50%, 09/01/08          4,843
    1,000    Nevada State, Rev, 6.75%, 07/01/03    1,032
    1,660    Nevada State, Municipal Bond Book
             Project, No 20 A, GO, 7.00%,
             07/01/00                              1,704
    1,000    Nevada State, Municipal Bond Book
             Project, No 20 A, GO, 7.20%,
             07/01/02                              1,041
    1,000    Nevada State, Municipal Bond Book,
             GO, 7.20%, 11/01/04                   1,094
    5,000    Nevada State, Ser. A, GO, 5.60%,
             07/15/06                              5,406
    2,000    Nevada State, Ser. C, GO, 6.50%,
             05/01/05                              2,269
                                                  ------
                                                  17,389
                                                  ------

                       See notes to financial statements.

Chase Vista Select Intermediate Tax Free Income Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)

  Principal
  Amount     Issuer                                  Value
--------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
--------------------------------------------------------------
           New Hampshire -- 1.0%
$   1,195    New Hampshire Municipal Bond
             Bank, Ser. A, Rev, 7.10%,
              07/15/99                               $1,213
    4,535    New Hampshire Municipal Bond
             Bank, Ser. C, Rev, 5.75%,
             08/15/10                                 5,030
    1,250    New Hampshire Municipal Bond
             Bank, Ser. C, Rev, 5.75%,
             08/15/11                                 1,376
                                                     ------
                                                      7,619
                                                     ------
           New Jersey -- 1.2%
    5,000    New Jersey State Transportation Trust
             Fund, Transportation Systems, Ser.
             A, Rev, 6.50%, 06/15/05                  5,696
    2,545    New Jersey Wastewater Treatment
             Trust, Insured, Ser. A, Rev, 7.00%,
             05/15/06                                 3,002
                                                     ------
                                                      8,698
                                                     ------
           New Jersey -- 9.1%
    3,245    Elizabeth, New Jersey, General
             Improvement, GO, 6.25%,
             08/15/08                                 3,682
      955    New Jersey Economic Development
             Authority, Market Transition
             Facility, Sr. Lien, Ser. A, Rev,
             5.80%, 07/01/08                          1,050
    8,800    New Jersey Economic Development
             Authority, Market Transition
             Facility, Sr. Lien, Ser. A, Rev,
             5.80%, 07/01/09                          9,680
    2,615    New Jersey State, State Turnpike
             Authority, Series G, Rev, 5.75%,
             01/01/09                                 2,826
    7,000    New Jersey State, Transportation Trust
             Fund, Transportation Systems, Ser.
             B, Rev, 5.50%, 06/15/09                  7,607

                         See notes to financial statements.

Chase Vista Select Intermediate Tax Free Income Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)

  Principal
  Amount     Issuer                                  Value
--------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
--------------------------------------------------------------
$   6,455    New Jersey State, Transportation Trust
             Fund Authority, Transportation
             Systems, Ser. B, Rev, 6.00%,
             06/15/07                                $7,267
    3,490    New Jersey State, Turnpike Authority,
             Rev, 5.70%, 05/01/13                     3,802
      730    New Jersey State, Turnpike Authority,
             Rev, 10.38%, 01/01/03                      839
    2,910    New Jersey Wastewater Treatment
             Trust, Ser. A, Rev, 7.00%,
             05/15/08                                 3,527
    3,120    New Jersey Wastewater Treatment
             Trust, Ser. A, Rev, 7.00%,
             05/15/09                                 3,813
    3,450    New Jersey, Wastewater Treatment
             Trust, Ser. C, Rev, 5.00%,
             07/01/09                                 3,641
    4,995    New Jersey State, Wastewater
             Treatment Trust, Series C, Rev,
             6.25%, 05/15/05                          5,626
    5,520    New Jersey Wastewater Treatment
             Trust, Ser. C, Rev, 6.88%,
             06/15/07                                 6,561
   10,000    New Jersey, Building Authority, State
             Building, Rev, 5.75%, 06/15/09          11,136
    2,000    Trenton, New Jersey, GO, 6.25%,
             08/15/03                                 2,196
                                                     ------
                                                     73,253
                                                     ------
           New Mexico -- 0.3%
    2,075    Gallup, New Mexico, PCR, Plains
             Electric Generation, Rev, 6.40%,
             08/15/05                                 2,254
                                                     ------
           New York -- 21.2%
    7,500    Long Island Power Authority, New
             York State, Electric Systems, Rev,
             5.25%, 04/01/10                          8,030

                       See notes to financial statements.

Chase Vista Select Intermediate Tax Free Income Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)

  Principal
  Amount     Issuer                               Value
-----------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
-----------------------------------------------------------
$   4,000    Long Island Power Authority, New
             York State, Series A, Rev, 5.50%,
             12/01/08                             $4,396
    4,000    Long Island Power Authority, New
             York, Electric Systems, Series A,
             Rev, 5.50%, 12/01/12                  4,390
    4,000    Metropolitan Transportation
             Authority of New York,
             Transportation Facilities, Ser. J,
             Rev, 6.38%, 07/01/10                  4,417
    5,000    Metropolitan Transportation
             Authority of New York,
             Transportation Facilities, Ser. K,
             Rev, 6.25%, 07/01/05                  5,631
    2,750    Municipal Assistance Corp. New York
             City, New York, Ser. E, Rev,
             6.00%, 07/01/04                       3,028
    2,180    Municipal Assistance Corp., New
             York City, New York, Ser. J, Rev,
             6.00%, 07/01/05                       2,423
   11,020    Municipal Assistance Corp. New York
             City, New York, Ser. E, Rev,
             6.00%, 07/01/06                      12,336
    3,000    Municipal Assistance Corp. New York
             City, New York, Ser. H, Rev,
             5.00%, 07/01/08                       3,174
    2,000    Municipal Assistance Corp. New York
             City, New York, Ser. N, Rev,
             5.25%, 07/01/07                       2,149
    3,500    New York City, New York, Housing
             Development Corp., Growth &
             Income Sector, Residential, Royal
             Charter, Rev, 9.75%, 04/01/00-        3,778
    2,000    New York City, New York, IDA,
             Special Facilities, Terminal One
             Group Association Project, Rev,
             5.50%, 01/01/02                       2,076

                         See notes to financial statements.

Chase Vista Select Intermediate Tax Free Income Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)

 Principal
 Amount    Issuer                                Value
---------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
---------------------------------------------------------
$   150    New York State Dorm Authority,
           Insured, St. John's University, Rev,
           6.70%, 07/01/01-                      $ 164
  8,300    New York State Dorm Authority,
           State University Educational
           Facilities, Series A, Rev, 5.50%,
           05/15/06                              8,976
  2,800    New York State Dorm Authority,
           State University Educational
           Facilities, Series A, Rev, 5.50%,
           05/15/06                              3,028
  3,455    New York State Dorm Authority,
           State University Educational
           Facilities, Series A, Rev, 6.25%,
           05/15/09                              3,857
  1,000    New York State Dorm Authority,
           State University Educational
           Facilities, Series A, Rev, 7.00%,
           05/15/03                              1,028
    770    New York State Dorm Authority, St.
           John's University, Rev, 6.70%,
           07/01/04                                837
  6,000    New York State Environmental
           Facilities Corp., PCR, State Water
           Revolving Fund, Ser. A, Rev,
           5.75%, 06/15/08                       6,685
    230    New York State Environmental
           Facilities Corp., PCR, State Water,
           Revolving Fund, Ser. A, Rev,
           6.90%, 06/15/02                         250
  2,000    New York State Environmental
           Facilities Corp., PCR, State Water
           Revolving Fund, Ser. B, Rev,
           6.70%, 09/15/04                       2,135
  1,200    New York State Environmental
           Facilities Corp., PCR, State Water
           Revolving Fund, Ser. D, Rev,
           6.55%, 03/15/08                       1,290

                       See notes to financial statements.

Chase Vista Select Intermediate Tax Free Income Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)

  Principal
  Amount     Issuer                              Value
----------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
----------------------------------------------------------
$   4,915    New York State Housing Finance
             Agency, Housing Project Mortgage,
             Ser. A, Rev, 5.40%, 11/01/05        $5,213
    6,000    New York State Local Government
             Assistance Corp., Ser. A, Rev,
             6.00%, 04/01/08                      6,786
      180    New York State Medical Care
             Facilities Financing Agency,
             Unrefunded Balance, Rev, 7.38%,
             08/15/03                               184
      925    New York State Mortgage Agency,
             Homeowner Mortgage, Ser. EE-3,
             Rev, 7.70%, 10/01/10                   966
      400    New York State Power Authority,
             General Purpose, Ser. C, Rev,
             9.50%, 01/01/01                        410
    1,320    New York State Thruway Authority,
             Highway & Bridge Trust Fund, Ser.
             A, Rev, 5.30%, 04/01/07              1,420
    4,000    New York State Thruway Authority,
             Highway & Bridge Trust Fund, Ser.
             A, Rev, 5.60%, 04/01/07              4,340
    2,000    New York State Thruway Authority,
             Highway & Bridge Trust Fund, Ser.
             B, Rev, 6.00%, 04/01/05              2,217
    5,700    New York State Thruway Authority,
             Highway & Bridge Trust Fund, Ser.
             B, Rev, 6.00%, 04/01/08              6,376
    8,000    New York State Thruway Authority,
             Service Contract, Local Highway &
             Bridge Transportation, Rev, 5.00%,
             04/01/02                             8,254
    5,000    New York State Thruway Authority,
             Service Contract, Local Highway &
             Bridge Transportation, Rev, 5.10%,
             04/01/08                             5,256

                         See notes to financial statements.

Chase Vista Select Intermediate Tax Free Income Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)

  Principal
  Amount     Issuer                              Value
-----------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
-----------------------------------------------------------
$   3,200    New York State Thruway Authority,
             Service Contract, Local Highway &
             Bridge Transportation, Rev, 5.25%,
             04/01/02                            $ 3,325
    7,500    New York State Thruway Authority,
             Service Contract, Local Highway &
             Bridge Transportation, Rev, 5.25%,
             04/01/03                              7,851
    6,000    New York State, Ser. B, GO, 5.60%,
             08/15/07                              6,528
    5,000    New York State, Ser. B, GO, 5.70%,
             08/15/10                              5,465
    3,910    Port Authority, New York & New
             Jersey, 112th Series, Rev, 5.00%,
             12/01/05                              4,123
    1,500    Suffolk County, New York, IDA,
             Nissequogue Cogen Partners
             Facility, Rev, 4.88%, 01/01/08        1,487
      990    Westchester County, New York, IDA,
             Resource Recovery, Resco Co.
             Project, Ser. A, Rev, 5.60%,
             07/01/07                              1,065
                                                 -------
                                                 152,589
                                                 -------
           North Dakota -- 0.8%
    1,055    North Dakota State, Municipal Bond
             Bank, State Revolving Fund
             Program, Ser. A, Rev, 5.50%,
             10/01/04                              1,141
    1,380    North Dakota State, Municipal Bond
             Bank, State Revolving Fund
             Program, Ser. A, Rev, 5.50%,
             10/01/05                              1,501
    1,450    North Dakota State, Municipal Bond
             Bank, State Revolving Fund
             Program, Ser. A, Rev, 5.50%,
             10/01/06                              1,581

                       See notes to financial statements.

Chase Vista Select Intermediate Tax Free Income Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)

  Principal
  Amount     Issuer                                 Value
-------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
-------------------------------------------------------------
$   1,535    North Dakota State, Municipal Bond
             Bank, State Revolving Fund
             Program, Ser. A, Rev, 5.50%,
             10/01/07                               $1,678
                                                    ------
                                                     5,901
                                                    ------
           Ohio -- 2.9%
    4,000    Montgomery County, Ohio, Solid
             Waste, Rev, 5.50%, 11/01/10             4,322
    3,360    Ohio State, Building Authority, Adult
             Correctional Facilities, Ser. A, Rev,
             5.75%, 10/01/08                         3,667
    1,420    Ohio State, Building Authority, State
             Facilities, Administration Building
             Fund, Ser. A, Rev, 6.00%,
             10/01/06                                1,596
    6,000    Ohio State, Turnpike Commission,
             Ser. A, Rev, 5.40%, 02/15/09            6,479
    4,275    Ohio State, Turnpike Commission,
             Ser. A, Rev, 6.00%, 02/15/07            4,798
      660    Olentangy Local School District,
             Ohio, Ser. A, GO, 5.85%,
             12/01/07                                  726
                                                    ------
                                                    21,588
                                                    ------
           Oklahoma -- 1.3%
    8,760    Oklahoma State Turnpike Authority,
             Second Series, Ser. B, Rev, 5.50%,
             01/01/08                                9,635
                                                    ------
           Oregon -- 0.5%
    3,500    Washington County, Oregon School
             District, No. 003, Hillsboro, GO,
             6.00%, 11/01/08                         3,928
                                                    ------
           Pennsylvania -- 0.6%
    3,945    Pennsylvania Infrastructure
             Investment Authority, Pennvest
             Loan Pool Program, Ser. A, Rev,
             5.00%, 09/01/09                         4,146
                                                    ------

                         See notes to financial statements.

Chase Vista Select Intermediate Tax Free Income Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)

  Principal
   Amount     Issuer                              Value
------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
------------------------------------------------------------
            Puerto Rico -- 2.5%
$   10,000    Puerto Rico Commonwealth, GO,
              5.50%, 07/01/08@                    $11,061
     5,500    Puerto Rico Commonwealth, GO,
              5.50%, 07/01/09                       6,090
     1,595    Puerto Rico Industrial Medical &
              Environmental PCFA, Renasa Inc.,
              Squibb Corp. Project, Rev, 6.50%,
              07/01/04                              1,637
                                                  -------
                                                   18,788
                                                  -------
            Rhode Island -- 0.7%
     5,000    Rhode Island State, Ser. A, GO,
              6.10%, 06/15/03                       5,447
                                                  -------
            Tennessee -- 0.1%
       660    Shelby County, Tennessee, School
              Bonds, GO, 5.63%, 03/01/07              703
                                                  -------
            Texas -- 4.5%
        25    Houston, Texas, Water & Sewer
              Systems, Ser. B, Rev, 6.40%,
              12/01/02-                                28
     4,975    Houston, Texas, Water & Sewer
              Systems, Ser. B, Rev, 6.40%,
              12/01/09                              5,507
     3,650    North East Independent School
              District, Texas, GO, 5.25%,
              10/01/07                              3,929
     5,300    North East Independent School
              District, Texas, GO, 6.50%,
              10/01/09                              6,254
     4,000    San Antonio, Texas, GO, 8.00%,
              08/01/01                              4,411
     7,500    Texas State, Ser. A, GO, 6.00%,
              10/01/09@                             8,583
     3,000    Texas Water Development Board,
              State Revolving Fund, Senior Lien,
              Ser. A, Rev, 5.25%, 07/15/09          3,220

                       See notes to financial statements.

Chase Vista Select Intermediate Tax Free Income Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)


  Principal
  Amount     Issuer                                  Value
------------ --------------------------------------- ---------
Long-Term Municipal Bonds -- (continued)
---------------------------------------------------------------
$   1,320    Texas Water Development Board,
             State Revolving Fund, Senior Lien,
             Rev, 6.20%, 07/15/05                    $1,440
                                                     ------
                                                     33,372
                                                     ------
           Utah -- 0.6%
    3,915    Utah State Building Ownership
             Authority, State Facilities Master
             Lease Program, Ser. C, Rev, 5.50%,
             05/15/08                                 4,275
                                                     ------
           Vermont -- 2.2%
    4,100    Burlington, Vermont, Electric, Ser. A,
             Rev, 6.38%, 07/01/09                     4,782
    3,475    Vermont Municipal Bond Book, Ser.
             1, Rev, 5.40%, 12/01/07                  3,786
    3,510    Vermont State, Ser. A, GO, 6.40%,
             01/15/08                                 4,018
    3,510    Vermont State, Ser. A, GO, 6.50%,
             01/15/09                                 4,036
                                                     ------
                                                     16,622
                                                     ------
           Virgin Islands -- 1.2%
    5,000    Virgin Islands Public Finance
             Authority, Series C, Rev, 5.50%,
             10/01/06                                 5,295
    3,070    Virgin Islands Water & Power
             Authority Electric System, Rev,
             5.25%, 07/01/07                          3,255
                                                     ------
                                                      8,550
                                                     ------
           Virginia -- 0.8%
    5,515    Chesapeake Bay Bridge & Tunnel
             Commonwealth of Virginia,
             General Resolution, Rev, 5.75%,
             07/01/08                                 6,094
                                                     ------

                         See notes to financial statements.

Chase Vista Select Intermediate Tax Free Income Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)

  Principal
  Amount     Issuer                                 Value
-----------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
-----------------------------------------------------------
           Washington -- 2.7%
$   4,340    Grant County, Washington, Public
             Utilities District No. 002, Electric,
             Ser. G, Rev, 5.25%, 01/01/08           $ 4,647
    1,800    Snohomish County, Washington, Ser.
             A, GO, 6.00%, 12/01/05                   2,011
   12,000    Washington State, GO, 5.75%,
             09/01/07                                13,402
                                                    -------
                                                     20,060
                                                    -------
           Wisconsin -- 2.3%
    4,355    Milwaukee, Wisconsin, Metropolitan
             Sewer District, Ser. A, GO, 5.50%,
             10/01/08                                 4,802
    3,585    Wisconsin State, Clean Water, Ser. 2,
             Rev, 6.13%, 06/01/06                     4,038
    2,790    Wisconsin State, Transportation, Ser.
             A, Rev, 5.00%, 07/01/08                  2,941
    5,170    Wisconsin State, Transportation, Ser.
             B, Rev, 5.25%, 07/01/09                  5,549
                                                    -------
                                                     17,330
                                                    -------
             Total Long Term Municipal Bonds
             (Cost $677,566)                        713,858
-----------------------------------------------------------

                       See notes to financial statements.

Chase Vista Select Intermediate Tax Free Income Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)

     Principal
     Amount        Issuer                                   Value
---------------------------------------------------------------------
Short Term Investments -- 5.5%
---------------------------------------------------------------------
                 Floating Rate Demand Notes -- 2.5%
     $   1,400     Harris County, Texas, Health Facilities
                   Development Corp., St. Luke's
                   Episcopal Hospital, Ser. A, Rev,
                   3.35%, 03/01/99                          $1,400
         6,000     Maricopa County, Arizona, Pollution
                   Control Corp., PCR, Arizona
                   Public Service Co., Ser. D, Rev,
                   3.10%, 03/01/99                           6,000
         3,800     Michigan State, Strategic Fund
                   Limited Obligation, Reserve 1, Rev,
                   3.15%, 03/01/99                           3,800
         2,700     Princeton, Indiana, PCR, PSI Energy
                   Inc. Project, Rev, 3.20%, 03/01/99        2,700

         1,000     Sabine River Authority, Texas, PCR,
                   Collective Utilities Electric Co.,
                   Ser. B, Rev, 3.60%, 03/01/99              1,000
         1,600     South Fork, Municipal Authority,
                   Pennsylvania Hospital, Conemaugh
                   Health Systems, Ser. A, Rev,
                   3.25%, 03/01/99                           1,600
         2,300     West Jefferson, Alabama, Industrial
                   Development Board, PCR,
                   Alabama Power Co., Project, Rev,
                   3.15%, 03/01/99                           2,300
                                                            ------
                   Total Floating Rate Demand Notes
                   (Cost $18,800)                           18,800
---------------------------------------------------------------------
     Shares
---------------------------------------------------------------------
                   Money Market Funds -- 3.0%
        12,570     Provident Municipal Cash Money
                   Market Fund                              12,570
         9,552     Provident Municipal Money Market
                   Fund                                      9,552
                                                            ------
                   Total Money Market Funds
                   (Cost $22,122)                           22,122
---------------------------------------------------------------------

                         See notes to financial statements.

Chase Vista Select Intermediate Tax Free Income Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)

 Principal
 Amount    Issuer                        Value
-------------------------------------------------
           Total Short Term Investments
           (Cost $40,922)                  40,922
-------------------------------------------------
           Total Investments -- 101.4%
           (Cost $718,488)               $754,780
-------------------------------------------------


Index

---The maturity date shown is the date of the prerefunded call.
@--All or a portion of this security is segregated.
COP--Certificate of Participation.
Dorm--Dormitory
Floating Rate Demand Note--The maturity date shown is the next interest reset date; the rate shown is the rate in effect at February 28, 1999.
FNMA--Federal Noational Mortgage Association.
GO--General Obligation Bond.
IDA--Industrial Development Agency.
PCR--Pollution Control Revenue.
PCFA--Pollution Control Finance Authority.
Rev.--Revenue Bond

                       See notes to financial statements.

                               Chase Vista Select
                   New York Intermediate Tax Free Income Fund
                             as of February 28, 1999
                                   (unaudited)

Fund Facts

                                 Objective   Income exempt from federal, New York
                                             state and New York City taxes*

                       Primary investments   New York municipal bonds

           Suggested investment time frame   3-5 years minimum

                          Market benchmark   Lehman Municipal Bond Index

                     Lipper Funds category   New York Intermediate Municipal Debt
                                             Funds Average

                            Inception date   1/1/97

                          Newspaper symbol   NY TF

                                Net assets   $300 Million

                          Average maturity   9.9 years

                          Average duration   6.1 years

                           Average quality   Aa/AA

* A portion of the Fund's income may be subject to the Alternative Minimum Tax, and some investors may be subject to certain state and local taxes.


Average Maturity/Quality

+---+---+---+
|   | X |   |
+---+---+---+
|   |   |   |
+---+---+---+
|   |   |   |
+---+---+---+

Source: Morningstar

                               Chase Vista Select
                   New York Intermediate Tax Free Income Fund
                            as of February 28, 1999
                                  (unaudited)


How the Fund Performed

Chase Vista Select New York Intermediate Tax Free Income Fund, which seeks to provide triple tax-exempt income through a portfolio of higher-quality, longer term municipal bonds, had a total return of 2.50% for the six-month period ended February 28, 1999 (Class A shares, without sales charge). This compares to a return of 2.31% for the Lipper New York Intermediate Municipal Debt Funds Average and 2.62% for the unmanaged Lehman Municipal Bond Index.

How the Fund Was Managed

The six-month period ended February 28, 1999 was punctuated by market volatility and a slight upward move in interest rates. During that time frame, the yield on the 30-year Treasury bond, the key benchmark of long-term interest rate activity, rose from 5.34% to 5.57%.

Early in the period, the Fund benefited from management's decision to lengthen the portfolio's average maturity. Thanks to the economic and currency crisis in Russia, interest rates fell sharply during September and part of October, sending bond prices markedly higher.

Another strategy that helped performance was management's decision to shorten the Fund's average maturity prior to a sharp upturn in interest rates in February. The rise in rates was due to a spate of stronger-than-expected economic data, which included low unemployment, high consumer confidence and the most benign inflation rate in roughly 30 years.

The main detractor from performance occurred late in 1998 when New York municipal bonds came under pressure due to high new issue supply volume.

For the period, the Fund emphasized high-quality securities and maintained a relatively neutral weighting in Puerto Rico general obligation bonds and other U.S. territorial paper, both of which are exempt from federal income taxes as well as New York City and New York State income taxes.

Where the Fund May Be Headed

Looking ahead, we expect interest rates to remain in a trading range. While the economy may continue to show strength, we believe the lingering threat of further economic troubles outside the U.S. will keep rates from rising significantly. Additionally, the inflationary environment remains subdued.

Given this forecast, we intend to view any meaningful upturn in rates as potential buying opportunities. As always, we will continue to strive to provide shareholders with a relatively attractive current yield while emphasizing a diversified portfolio among securities with high credit characteristics.

                               Chase Vista Select
                   New York Intermediate Tax Free Income Fund
                            as of February 28, 1999
                                  (unaudited)

How Much of the Fund Was Invested

[PIE CHART OMITTED]

Investments         98.7%
Cash/Other           1.3%


Average Annual Total Returns

This table shows the average annual total returns. This is where you can see the Fund's short-term performance, which, as with the stock markets, tends to be more volatile than the long-term trend.

                                   1 Year            5 Years            10 Years
                                   ------            -------            --------
                                    6.26%             5.74%               7.55%

Source: Lipper Analytical Services, Inc. Past performance is not predictive of future performance. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

The quoted performance of Chase Vista Select New York Intermediate Tax Free Income Fund includes performance of a predecessor account for the period dating back to 2/28/89 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

                               Chase Vista Select
                   New York Intermediate Tax Free Income Fund
                            as of February 28, 1999
                                  (unaudited)

10-Year Performance

This chart shows what the long-term growth would have been of a hypothetical $10,000 investment in the Chase Vista Select New York Intermediate Tax Free Income Fund compared to its key benchmarks. This is where you see the Fund's long-term trend. This chart is for illustrative purposes only.

[LINE CHART OMITTED]
[PLOT POINTS FOR LINE GRAPH]

           Chase Vista Select
         New York Intermediate
                Tax Free             Lehman Muni      Lipper New York
Date          Income Fund             Bond Index       Intermediate

2/28/89        10000.00               10000.00           10000.00
2/28/90        10990.11               11025.88           10799.49
2/28/91        12094.55               12042.41           11671.57
2/29/92        13065.03               13245.89           12645.67
2/28/93        14990.65               15070.88           14147.97
2/28/94        15664.35               15903.81           14781.20
2/28/95        15708.43               16203.92           14984.31
2/29/96        17335.39               17994.53           16307.31
2/28/97        18040.45               18986.03           16970.04
2/28/98        19490.50               20724.61           18215.17
2/28/99        20711.29               21998.88           18861.82

Source: Lipper Analytical Services, Inc. Past performance is not predictive of future performance. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

Any capital gain on the principal investment is subject to Federal income tax. Some investors may also be subject to the Federal Alternative Minimum Tax and certain state and local taxes.

This chart illustrates comparative performance for $10,000 invested in shares of Chase Vista Select New York Intermediate Tax Free Income Fund, the Lehman Municipal Bond Index and the Lipper New York Intermediate Municipal Debt Funds Average for the ten years ended February 28, 1999. The performance of the Fund assumes reinvestment of all dividends and capital gains. The performance of the index has been adjusted to reflect reinvestment of all dividends on securities included in the benchmark.

The unmanaged Lehman Municipal Bond Index is a broad-based total return benchmark for the long-term, investment grade tax-exempt bond market. Bonds included in the Lehman Municipal Bond Index are representative of the market. An individual cannot invest in the index.

The Lipper New York Intermediate Municipal Debt Funds Average represents the performance of a universe of 17 actively-managed New York tax-exempt intermediate municipal bond funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do no reflect a sales charge.

The quoted performance of Chase Vista Select New York Intermediate Tax Free Income Fund includes performance of a predecessor account for the period dating back to 2/28/89 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

Chase Vista Select New York Tax Free Income Fund
Portfolio of Investments February 28, 1999 (unaudited)
(amounts in thousands)

  Principal
  Amount     Issuer                               Value
-----------------------------------------------------------
Long-Term Municipal Bonds -- 96.9%
-----------------------------------------------------------
$   2,000    Albany County, New York, Airport
             Authority, Rev, 5.30%, 12/15/15      $2,063
    1,120    Allegany County, New York, IDA,
             Alfred University Civic Facility,
             Rev, 5.25%, 08/01/11                  1,197
    2,000    Battery Park City Authority, New
             York, Ser. A, Rev, 5.50%, 11/01/26    2,101
    1,150    Broome County, New York, GO,
             7.13%, 03/01/99                       1,151
    1,250    Dutchess County, New York Resource
             Recovery Agency, Solid Waste
             Management, Ser. A, Rev, 7.50%,
             01/01/09                              1,320
    2,000    Erie County, New York Water
             Authority Improvement &
             Extension, Rev, 5.75%, 12/01/08       2,148
      250    Erie County, New York, GO, 4.75%,
             11/01/13                                249
      885    Erie County, New York, Public
             Improvement, GO, 6.00%,
             01/15/05                                954
      855    Erie County, New York, Ser. B, GO,
             6.00%, 03/15/06                         924
    6,700    Long Island Power Authority, New
             York, Electric Systems, Rev, 5.00%,
             04/01/09                              7,064
    7,500    Long Island Power Authority, New
             York, Electric Systems, Rev, 5.13%,
             04/01/11                              7,897
    2,500    Long Island Power Authority, New
             York, Electric Systems, Rev, 5.25%,
             04/01/10                              2,677
    1,100    Longwood Central School District at
             Middle Island, New York, GO,
             4.75%, 06/15/10                       1,135
    1,055    Longwood Central School District at
             Middle Island, New York, GO,
             4.80%, 06/15/11                       1,083

                         See notes to financial statements.

Chase Vista Select New York Tax Free Income Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)

  Principal
  Amount     Issuer                                 Value
-------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
-------------------------------------------------------------
$   1,315    Longwood Central School District at
             Middle Island, New York, GO,
             4.80%, 06/15/13                        $1,328
      250    Metropolitan Transit Authority, New
             York, Transportation Facilities, Ser.
             C, Rev, 4.75%, 07/01/16                   244
    5,000    Metropolitan Transit Authority, New
             York, Transportation Facilities, Ser.
             C, Rev, 5.25%, 07/01/10                 5,368
      500    Metropolitan Transportation
             Authority of New York, Commuter
             Facilities, Ser. B, Rev, 6.10%,
             07/01/09                                  574
    1,500    Metropolitan Transportation
             Authority of New York, Service
             Contract, Commuter Facilities, Ser.
             O, Rev, 5.10%, 07/01/00                 1,533
    2,000    Metropolitan Transportation
             Authority, New York, Dedicated
             Tax Fund, Ser. A, Rev, 5.50%,
             04/01/16                                2,105
      100    Monroe County, New York, Public
             Improvement, GO, 6.00%,
             03/01/01-                                 105
    4,500    Monroe County, New York, Public
             Improvement, GO, 6.00%,
             03/01/01-                               4,726
    1,230    Monroe County, New York, Public
             Improvement, Ser. A, GO, 6.00%,
             03/01/12                                1,409
    1,000    Monroe County, New York, Public
             Improvement, Ser. A, GO, 6.00%,
             03/01/18                                1,138
    1,000    Monroe County, New York, Public
             Improvement, Ser. A, GO, 6.00%,
             03/01/19                                1,138

                       See notes to financial statements.

Chase Vista Select New York Tax Free Income Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)


  Principal
  Amount     Issuer                                Value
------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
------------------------------------------------------------
$   2,400    Municipal Assistance Corp. for City
             of New York, New York, Ser. E,
             Rev, 6.00%, 07/01/05                  $2,668
    6,740    Municipal Assistance Corp. for City
             of New York, New York, Ser. E,
             Rev, 6.00%, 07/01/06                   7,545
    1,400    New York City, New York, Municipal
             Assistance Corp., Ser. G, Rev,
             5.00%, 07/01/03                        1,468
    6,500    Municipal Assistance Corp. for City
             of New York, New York, Ser. G,
             Rev, 6.00%, 07/01/08                   7,370
    3,500    Municipal Assistance Corp. for City
             of New York, New York, Ser. I,
             Rev, 6.25%, 07/01/08                   4,035
    2,000    Nassau County, New York, General
             Improvements, Ser. Q, GO,
             5.20%, 08/01/12                        2,115
    1,800    Nassau County, New York, General
             Improvement, Ser. R, GO, 5.13%,
             11/01/03                               1,904
    2,010    Nassau County, New York, IDA,
             Civic Facilities, Hofstra University
             Project Rev, 5.00%, 07/01/03           2,111
    1,705    Nassau County, New York, IDA,
             Civic Facilities, Hofstra University
             Project Rev, 5.00%, 07/01/06           1,808
    4,740    Nassau County, New York, IDA,
             Civic Facilities, Hofstra University
             Project Rev, 5.25%, 07/01/09           5,109
    1,750    New York City, New York Trust
             Cultural Resources, Museum of
             Modern Art, Ser. A, Rev, 5.40%,
             01/01/12                               1,856
    2,000    New York City, New York, Municipal
             Water Finance Authority, Series B,
             Rev, 5.50%, 06/15/27                   2,098

                         See notes to financial statements.

Chase Vista Select New York Tax Free Income Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)

 Principal
 Amount    Issuer                                Value
---------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
---------------------------------------------------------
$   505    New York City, New York, City
           Municipal Water Financing
           Authority Water & Sewer Systems,
           Ser. A, Rev, 7.00%, 06/15/01-         $ 550
    495    New York City, New York, City
           Municipal Water Financing
           Authority Water & Sewer Systems,
           Unrefunded Balance, Ser. A, Rev,
           7.00%, 06/15/09                         537
  1,000    New York City, New York, IDA, Civil
           Facilities, New School for Social
           Research, Ser. A, Rev, 5.75%,
           09/01/15                              1,077
    885    New York City, Escrowed to Maturity,
           Ser. H, GO, 6.88%, 02/01/02-            965
  1,245    New York City, GO, 5.25%,
           03/01/09                              1,331
    475    New York City, Ser. A, GO, 6.38%,
           08/01/02-                               523
  1,025    New York City, Ser. A, GO, 6.38%,
           08/01/05                              1,116
    500    New York City, Ser. C, GO, 6.10%,
           08/01/02                                536
     60    New York City, Ser. D, GO, 7.65%,
           02/01/06                                 67
  2,500    New York City, Ser. E, GO, 6.00%,
           08/01/07                              2,804
    240    New York City, Ser. F, GO, 8.25%,
           11/15/02                                270
  2,500    New York City, Ser. G, GO, 5.75%,
           02/01/04                              2,693
    115    New York City, Unrefunded Balance,
           Ser. H, GO, 6.88%, 02/01/02-            125
    440    New York City, Ser. H, GO, 7.00%,
           02/01/02-                               486
     60    New York City, Ser. H, GO, 7.00%,
           02/01/06                                 66

                       See notes to financial statements.

Chase Vista Select New York Tax Free Income Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)

 Principal
 Amount    Issuer                               Value
---------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
---------------------------------------------------------
$   965    New York City, Ser. H, GO, 7.10%,
           02/01/02-                            $1,070
     35    New York City, Ser. H, GO, 7.10%,
           02/01/12                                 38
  2,000    New York State Dorm Authority, City
           University System Consolidation,
           Ser. B, Rev, 5.75%, 07/01/07          2,240
  2,500    New York State Dorm Authority, City
           University Systems, 3rd General
           Reserve, Ser. 2, Rev, 5.38%,
           07/01/13                              2,646
  2,000    New York State Dorm Authority, City
           University Systems Consolidation,
           3rd Generation, Ser. 1, Rev,
           5.25%, 07/01/08                       2,144
  3,000    New York State Dorm Authority, City
           University Systems, 3rd General
           Reserve, Ser. 2, Rev, 5.50%,
           07/01/16                              3,161
  3,120    New York State Dorm Authority, City
           University Systems, Consolidated,
           Ser. D, Rev, 7.00%, 07/01/09          3,702
  2,470    New York State Dorm Authority, City
           University Systems Consolidation,
           Ser. D, Rev, 7.00%, 07/01/09          2,870
  1,545    New York State Dorm Authority, City
           University, Ser. B, Special
           Obligations, Rev, 5.75%, 07/01/06     1,702
  1,000    New York State Dorm Authority,
           Fordham University, Rev, 7.20%,
           07/01/05                              1,071
  1,680    New York State Dorm Authority,
           Hospital Special Surgery, Rev,
           4.90%, 08/01/11                       1,718
  1,690    New York State Dorm Authority,
           Hospital Special Surgery, Rev,
           5.00%, 08/01/12                       1,731

                         See notes to financial statements.

Chase Vista Select New York Tax Free Income Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)

  Principal
  Amount     Issuer                               Value
-----------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
-----------------------------------------------------------
$   1,000    New York State Dorm Authority,
             Memorial Sloan Kittering Cancer
             Center, Rev, 5.50%, 07/01/09         $1,092
    2,750    New York State Dorm Authority,
             New York University, Rev, 6.38%,
             07/01/07                              2,970
    2,000    New York State Dorm Authority,
             New York University, Series A, Rev,
             5.75%, 07/01/09                       2,244
    1,000    New York State Dorm Authority,
             New York University, Series A, Rev,
             5.75%, 07/01/15                       1,113
    2,015    New York State Dorm Authority,
             Rockefeller University, Rev, 5.00%,
             07/01/12                              2,098
    2,065    New York State Dorm Authority,
             State Service Contract, Albany
             County, Rev, 5.25%, 04/01/12          2,153
      840    New York State Dorm Authority,
             State Service Contract, Albany
             County, Rev, 5.50%, 04/01/08            907
    2,380    New York State Dorm Authority,
             State University Educational
             Facilities, Ser. A, Rev, 5.50%,
             05/15/06                              2,596
    1,000    New York State Dorm Authority,
             State University Educational
             Facilities, Ser. A, Rev, 5.25%,
             01/15/11                              1,064
    3,500    New York State Dorm Authority,
             State University Educational
             Facilities, Ser. A, Rev, 5.50%,
             05/15/10                              3,809
    1,250    New York State Dorm Authority,
             State University Educational
             Facilities, Ser. A, Rev, 7.30%,
             05/15/00                              1,309

                       See notes to financial statements.

Chase Vista Select New York Tax Free Income Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)

  Principal
  Amount     Issuer                              Value
----------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
----------------------------------------------------------
$   2,000    New York State Dorm Authority,
             State University Educational
             Facilities, Ser.C, Rev, 7.38%,
             05/15/10                            $2,416
    1,000    New York State Dorm Authority, St.
             Agnes Hospital, Ser. A, Rev,
             5.10%, 02/15/10                      1,038
    1,000    New York State Dorm Authority, St.
             Agnes Hospital, Ser. A, Rev,
             5.20%, 02/15/11                      1,040
    1,400    New York State Dorm Authority, The
             New York Presbyterian Hospital,
             Rev, 5.50%, 08/01/04                 1,504
    1,000    New York State Dorm Authority,
             Vassar College, Rev, 7.10%,
             07/01/00-                            1,070
    1,000    New York State Dorm Authority,
             Vassar College, Rev, 7.13%,
             07/01/00-                            1,070
    5,000    New York State Energy Research &
             Development Authority, PCR, New
             York State Electric & Gas Corp.,
             Ser. E, Rev, 5.90%, 12/01/06         5,613
    7,000    New York State Environmental
             Facilities Corp., PC, State Water
             Revolving Fund, New York City
             Municipal Water Authority, Rev,
             5.75%, 06/15/12@                     7,838
      720    New York State Environmental
             Facilities Corp., PC, State Water,
             Revolving Fund, Ser. A, Rev,
             7.25%, 06/15/10                        788
    2,000    New York State Environmental
             Facilities Corp., PC, State Water,
             Sub-Revolving Fund, Ser. E, Rev,
             5.50%, 06/15/04                      2,159

                         See notes to financial statements.

Chase Vista Select New York Tax Free Income Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)

  Principal
  Amount     Issuer                                Value
------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
------------------------------------------------------------
$   5,415    New York State Environmental
             Facilities Corp., PC, State Water,
             Sub-Revolving Fund, Ser. E, Rev,
             6.00%, 06/15/12@                      $6,215
      835    New York State Housing Finance
             Agency, Rev, 8.00%, 11/01/19-            915
    1,725    New York State Housing Finance
             Agency, Health Facilities, Monroe
             County, Ser. A, Rev, 7.63%,
             05/01/05                               1,867
      650    New York State Housing Finance
             Agency, Service Contract
             Obligation, Ser. A, Rev, 7.38%,
             09/15/02-                                730
    1,550    New York State Housing Finance
             Agency, State University
             Construction, Ser. A, Rev, 8.00%,
             05/01/11                               2,025
      165    New York State Housing Finance
             Agency, Unrefunded Balance, Rev,
             8.00%, 11/01/08                          177
    5,000    New York State Local Government
             Assistance Corp., Ser. A, Rev,
             5.25%, 04/01/14                        5,238
    2,000    New York State Local Government
             Assistance Corp., Ser. A, Rev,
             6.00%, 04/01/07                        2,238
      360    New York State Medical Care
             Facilities Financing Agency, Rev,
             7.70%, 08/15/00-                         390
      195    New York State Medical Care
             Facilities Financing Agency, 1995,
             Ser. C, Rev, 5.40%, 08/15/05             205
      865    New York State Medical Care
             Facilities Financing Agency, Project
             A, Rev, 5.40%, 08/15/04                  925

                       See notes to financial statements.

Chase Vista Select New York Tax Free Income Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)

 Principal
 Amount    Issuer                                 Value
-----------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
-----------------------------------------------------------
$   165    New York State Medical Care
           Facilities Financing Agency,
           Unrefunded Balance, Rev, 7.70%,
           08/15/03                               $  178
  5,400    New York State Mortgage Agency,
           Ser. 19, Rev, 4.45%, 10/01/15           5,402
  3,400    New York State Municipal Bond
           Bank Agency, Special Program,
           Rochester, Ser. A, Rev, 6.63%,
           03/15/06                                3,728
  5,000    New York State Thruway Authority,
           General, Ser. D, Rev, 5.25%,
           01/01/21                                5,053
 15,000    New York State Thruway Authority,
           Service Contract, Local Highway &
           Bridge, Ser. B, Rev, 5.38%, 04/01/14   15,783
  1,000    New York State, GO, 2.75%, 07/01/04       948
  1,000    New York State, GO, 7.10%, 03/01/05     1,089
    600    New York State, GO, 7.50%, 11/15/00       641
  5,000    New York State, Ser. F GO, 5.25%,
           09/15/11                                5,329
  3,000    New York State, Special Bonds, GO,
           7.00%, 11/15/03                         3,244
  1,500    New York State, Special Bonds, GO,
           7.10%, 11/15/04                         1,624
  1,000    New York State, Special Bonds, GO,
           7.13%, 11/15/06                         1,083
  1,045    Oneida County, New York, GO,
           5.50%, 03/15/11                         1,143
  2,105    Puerto Rico Commonwealth,
           Highway & Transportation
           Authority, Ser, 2, Rev, 6.25%,
           07/01/07                                2,427
  2,000    Puerto Rico Commonwealth, Public
           Improvements, GO, 5.00%,
           07/01/05                                2,108

                         See notes to financial statements.

Chase Vista Select New York Tax Free Income Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)

  Principal
  Amount     Issuer                                 Value
-------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
-------------------------------------------------------------
$   3,400    Puerto Rico Electric Power Authority,
             Ser. DD, Rev, 5.25%, 07/01/14          $3,587
    5,000    Puerto Rico Electric Power Authority,
             Ser. GG, Rev, 5.13%, 07/01/16@          5,164
    2,795    Puerto Rico Electric Power Authority,
             Ser. X, Rev, 5.25%, 07/01/14            2,949
    1,800    Puerto Rico Electric Power Authority,
             Ser. X, Rev, 6.00%, 07/01/11            1,977
    2,180    Rochester, New York, Ser. A, GO,
             5.70%, 08/15/04                         2,382
    1,000    Suffolk County, New York, IDA,
             Nissequogue Cogen Partners
             Facility, Rev, 5.30%, 01/01/13            998
    5,000    Suffolk County, New York, Southwest
             Sewer District, GO, 6.00%, 02/01/05     5,529
    1,065    Sullivan County, New York, Public
             Improvement, GO, 5.00%, 03/15/08        1,111
    1,525    Taconic Hills, New York, Central
             School District at Craryville, GO,
             4.35%, 06/15/04                         1,563
    1,250    Taconic Hills, New York, Central
             School District at Craryville, GO,
             4.35%, 06/15/05                         1,279
    1,650    Taconic Hills, New York, Central
             School District at Craryville, GO,
             4.35%, 06/15/06                         1,683
    7,125    Triborough Bridge & Tunnel
             Authority, New York, General
             Purpose, Ser. Y, Rev, 6.00%,
             01/01/12                                8,144
    2,000    Triborough Bridge & Tunnel
             Authority, New York, Series A, Rev,
             5.25%, 01/01/10                         2,138
    1,000    Triborough Bridge & Tunnel
             Authority, New York, Series B, Rev,
             5.00%, 01/01/20                         1,005

                       See notes to financial statements.

Chase Vista Select New York Tax Free Income Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)

     Principal
     Amount        Issuer                               Value
----------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
----------------------------------------------------------------
     $   1,000     Virgin Islands, Public Finance
                   Authority, Series C, Rev, 5.00%,
                   10/01/00                             $  1,018
         2,000     Virgin Islands, Public Finance
                   Authority, Series C, Rev, 5.00%,
                   10/01/01                                2,046
         3,075     Virgin Islands, Public Finance
                   Authority, Series C, Rev, 5.00%,
                   10/01/02                                3,158
                                                        --------
                   Total Long Term Municipal Bonds
                   (Cost $278,564)                       291,179
----------------------------------------------------------------
Short Term Investments -- 2.1%
----------------------------------------------------------------
                 Floating Rate Demand Note -- 0.1%

           390     New York State Job Development
                   Authority, Special Purpose Ser. A-1
                   through A-25, Rev, 3.30%, 03/01/99
                   (Cost $390)                               390
                                                        --------
        Shares
                 Money Market Fund -- 2.0%
         5,972     Provident New York Money
                   Market Fund
                   (Cost $5,972)                           5,972
----------------------------------------------------------------
                   Total Short Term Investments
                   (Cost $6,362)                           6,362
----------------------------------------------------------------
                   Total Investments -- 99.0%
                   (Cost $284,926)                      $297,541
----------------------------------------------------------------

Index:

---The maturity date shown is the date of the prerefunded call.
@--All or a portion of this security is segregated.
Dorm--Dormitory
Floating Rate Demand Note--The maturity date shown is the next interest reset date; the rate shown is the rate in effect at February 28, 1999.
GO--General Obligation Bond.
IDA--Industrial Development Agency.
PC--Pollution Control.
PCR--Pollution Control Revenue.
Rev.--Revenue Bond

                         See notes to financial statements.

                               Chase Vista Select
                        New Jersey Tax Free Income Fund
                            as of February 28, 1999
                                  (unaudited)

Fund Facts

                          Objective   Income exempt from federal and New
                                      Jersey state taxes*

                Primary investments   New Jersey municipal bonds

    Suggested investment time frame   3-5 years minimum

                   Market benchmark   Lehman Municipal Bond Index
                                      Lehman 7 Year Municipal Bond Index

              Lipper Funds Category   Lipper New Jersey Municipal Debt Funds
                                      Average

                     Inception date   1/1/97

                   Newspaper symbol   NJ TF

                         Net assets   $70 Million

                   Average maturity   12.1 years

                   Average duration   6.5 years

                    Average quality   Aa/AA

* A portion of the Fund's income may be subject to the Alternative Minimum Tax, and some investors may be subject to certain state and local taxes.


Average Maturity/Quality

[BOX CHART OMITTED]

+---+---+---+
|   | X |   |
+---+---+---+
|   |   |   |
+---+---+---+
|   |   |   |
+---+---+---+

Source: Morningstar

                               Chase Vista Select
                        New Jersey Tax Free Income Fund
                            as of February 28, 1999
                                  (unaudited)

How the Fund Performed

Chase Vista Select New Jersey Tax Free Income Fund, which seeks to provide monthly dividends excluded from gross income for federal tax purposes and exempt from New Jersey personal income tax, had a total return of 2.27% for the six-month period ended February 28, 1999. This compares to a return of 1.97% for the Lipper New Jersey Municipal Debt Funds Average and 2.83% for the Lehman 7 Year Municipal Bond Index.

How the Fund Was Managed

The period was highlighted by increased market volatility and a slight upward move in interest rates. For the six months ended February 28, 1999, the yield on the 10-year Treasury bond, a key benchmark of intermediate-term interest rate activity, rose from 5.06% to 5.28%.

Generally good performance from the Fund's New Jersey bond holdings were largely responsible for performance. Adding slightly to our investment results was the Fund's exposure to Puerto Rico general obligation bonds and other U.S. territorial paper, both of which are exempt from federal income taxes and New Jersey state income tax.

The New Jersey bond market continued to benefit from generally weak supply. This condition has existed for some time in New Jersey because most municipalities within the state met their financing needs during favorable interest-rate environments earlier in this decade.

Specific strategies added to the Fund's investment results. Early in the period, we maintained a slightly higher-than-average maturity in anticipation that rates would decline. This strategy proved successful, as rates fell sharply due to concerns over a major slowdown in global economic growth ignited by the Russian financial crisis.

Our decision to extend the Fund's average maturity late in the period also contributed positively to performance. In February rates rose sharply on unexpected economic strength, which included the best consumer confidence report ever and the most robust Gross Domestic Product (for the fourth quarter of 1998) in more than two years.

Where the Fund May Be Headed

Looking ahead, we continue to have a favorable outlook for the New Jersey bond market. Barring a significant decline in interest rates, supply is likely to remain favorable. Additionally, inflation continues to be under control and the economy, while strong, is unlikely to push rates markedly higher as long as the possibility of further economic tremors from outside the U.S. persist.

That said, we intend to maintain our current strategy, emphasizing high-quality bonds that meet our strict criteria for investment.

                               Chase Vista Select
                        New Jersey Tax Free Income Fund
                            as of February 28, 1999
                                  (unaudited)

How Much of the Fund Was Invested

[PIE CHART OMITTED]

Investments         98.9%
Cash/Other           1.1%


Average Annual Total Returns

This table shows the average annual total returns. This is where you can see the Fund's short-term performance, which, as with the stock markets, tends to be more volatile than the long-term trend.

                                                                 Since Inception
                                  1 Year           5 Years          (5/1/90)
                                  ------           -------       ---------------
                                   5.83%            5.48%             6.63%

Source: Lipper Analytical Services, Inc. Past performance is not predictive of future performance. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

The quoted performance of Chase Vista Select New Jersey Tax Free Income Fund includes performance of a predecessor account for the period dating back to 5/1/90 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

                               Chase Vista Select
                        New Jersey Tax Free Income Fund
                            as of February 28, 1999
                                  (unaudited)

Life of Fund Performance

This chart shows what the long-term growth would have been of a hypothetical $10,000 investment in the Chase Vista Select New Jersey Tax Free Income Fund compared to its key benchmarks. This is where you see the Fund's long-term trend. This chart is for illustrative purposes only.

[LINE CHART OMITTED]
[PLOT POINTS FOR LINE GRAPH]

           Chase Vista Select
               New Jersey           Lehman            Lehman          Lipper
                Tax Free              Muni          7-Year Muni    Intermediate
Date          Income Fund          Bond Index        Bond Index        Muni

5/31/90        10000.00             10000.00          10000.00       10000.00
5/31/91        10892.68             11007.82          10999.45       11040.61
5/31/92        11729.34             12090.00          11987.25       12113.03
5/31/93        12850.42             13537.20          13245.44       13585.19
5/31/94        13307.12             13871.46          13683.16       13726.49
5/31/95        14182.87             15134.68          14796.71       14825.16
5/31/96        14764.94             15826.43          15481.30       15331.26
5/31/97        15536.22             17139.16          16538.85       16451.38
5/31/98        16753.71             18748.01          17875.71       17861.64
2/28/99        17539.85             19662.07          19988.02       20039.04


Source: Lipper Analytical Services, Inc. Past performance is not predictive of future performance. Investment return and principal value will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

Any capital gain on the principal investment is subject to Federal income tax. Some investors may also be subject to the Federal Alternative Minimum Tax and certain state and local taxes.

This chart illustrates comparative performance for $10,000 invested in shares of Chase Vista Select New Jersey Tax Free Income Fund, the Lehman Municipal Bond Index, the Lehman 7 Year Municipal Bond Index and the Lipper New Jersey Municipal Debt Funds Average from May 1, 1990 through February 28, 1999. The performance of the Fund assumes reinvestment of all dividends and capital gains. The performance of the index has been adjusted to reflect reinvestment of all dividends on securities included in the benchmark.

The unmanaged Lehman Municipal Bond Index is a broad-based total return benchmark for the long-term, investment grade tax-exempt bond markets. Bonds included in the Lehman Municipal Bond Index are representative of the market. An individual cannot invest in the index.

The unmanaged Lehman 7 Year Municipal Bond Index is a total return benchmark for the long-term, investment grade tax-exempt bond market. Bonds included in the Lehman Municipal Bond Index are representative of the market. An individual cannot invest in the index.

The Lipper New Jersey Municipal Debt Funds Average represents the performance of a universe of 57 actively-managed New Jersey tax-exempt municipal bond funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

The quoted performance of Chase Vista Select New Jersey Tax Free Income Fund includes performance of a predecessor account for the period dating back to 5/1/90 and prior to the Fund's commencement of operations on 1/1/97. Returns are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the account had been registered, the account's performance may have been adversely affected. Also, the Fund is currently waiving certain fees. This voluntary waiver may be modified or terminated at any time, which would reduce returns.

Chase Vista Select New Jersey Tax Free Income Fund
Portfolio of Investments February 28, 1999 (unaudited)
(amounts in thousands)

  Principal
  Amount     Issuer                                Value
------------------------------------------------------------
Long-Term Municipal Bonds -- 100.9%
------------------------------------------------------------
$   1,500    Atlantic City, New Jersey, GO,
             4.75%, 08/15/10                       $1,538
    1,000    Bergen County, New Jersey, Utilities
             Authority, Water Pollution Control,
             Series B, Rev., 5.75%, 12/15/05        1,108
    1,000    Camden County, New Jersey IAR,
             Health Systems, Catholic Health
             East, Ser. A, Rev., 5.25%, 11/15/11    1,057
      500    Camden County, New Jersey IAR,
             Health Systems, Catholic Health
             East, Ser. A, Rev., 5.25%, 11/15/12      525
    1,000    Cherry Hill Township, New Jersey,
             GO, 6.10%, 06/01/07                    1,086
    1,000    Delaware River & Bay Authority,
             Delaware Authority, Rev., 5.20%,
             01/01/10                               1,060
      825    East Orange, New Jersey, Board of
             Education, COP, 5.50%, 08/01/12          895
      570    Edison Township, New Jersey, School,
             GO, 6.50%, 06/01/04                      640
    1,140    Hamilton Township, Atlantic County,
             New Jersey School District, GO,
             5.88%, 12/15/07                        1,241
    1,000    Hunterdon, New Jersey Central
             Regional High School District,
             GO, 5.40%, 05/01/09                    1,078
    2,060    Jersey City, New Jersey, General
             Improvement, Ser. A, GO, 6.00%,
             10/01/05                               2,298
      700    Middletown Township, New Jersey,
             Board of Education, GO, 5.70%,
             08/01/04                                 763
    1,000    Monmouth County, New Jersey,
             Improvement Authority, Pooled
             Governmental Loan, Rev., 4.75%,
             12/01/13                               1,006

                       See notes to financial statements.

Chase Vista Select New Jersey Tax Free Income Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)

  Principal
  Amount     Issuer                                Value
------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
------------------------------------------------------------
$   1,710    New Jersey Economic Development
             Authority, Market Transition
             Facility, Sr. Lien, Ser. A, Rev.,
             5.80%, 07/01/08                       $1,881
    1,200    New Jersey Economic Development
             Authority, Market Transition
             Facility, Sr. Lien, Ser. A, Rev.,
             5.80%, 07/01/09                        1,320
    1,055    New Jersey, Health Care Facilities
             Financing Authority, Cathedral
             Healthcare Services, Rev., 5.25%,
             02/01/10                               1,121
      845    New Jersey Health Care Facilities
             Financing Authority, Cathedral
             Health, Ser. A, Rev., 6.95%,
             02/15/01                                 900
    1,000    New Jersey Health Care Facilities
             Financing Authority, Community
             Medical Center, Kimball Ets., Rev.,
             5.25%, 07/01/11                        1,054
      570    New Jersey Health Care Facilities
             Financing Authority, Society of the
             Valley Hospital, Ser. C, Rev.,
             6.60%, 07/01/00                          588
    2,000    New Jersey, Health Care Facilities
             Financing Authority, St. Barnabas
             Medical Center, Series A, Rev.,
             5.25%, 07/01/11                        2,119
    1,170    New Jersey Health Care Facilities
             Financing Authority, St. Elizabeth
             Hospital Obligation Group, Rev.,
             6.00%, 07/01/14                        1,219
    1,255    New Jersey Sports & Exposition, Ser.
             A, Rev., 6.20%, 03/01/02 -             1,363
      800    New Jersey Sports & Exposition, Ser.
             A, Rev., 6.50%, 03/01/02 -               875
      570    New Jersey State Transportation
             Corp., COP, 6.20%, 10/01/02              619

                         See notes to financial statements.

Chase Vista Select New Jersey Tax Free Income Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)

 Principal
 Amount    Issuer                                 Value
----------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
----------------------------------------------------------
$   500    New Jersey State Transportation Trust
           Fund, Transportation Systems, Ser.
           A, Rev., 5.50%, 06/15/11               $ 538
  1,140    New Jersey State Turnpike Authority,
           Ser. A, Rev., 5.80%, 01/01/02          1,197
  1,140    New Jersey State Turnpike Authority,
           Ser. A, Rev., 6.40%, 01/01/02          1,215
  1,000    New Jersey State Turnpike Authority,
           Ser. C, Rev., 6.25%, 01/01/10          1,059
  2,000    New Jersey State Turnpike Authority,
           Ser. C, Rev., 6.50%, 01/01/08          2,329
  2,545    New Jersey State, Educational
           Facilities Authority, Drew
           University Issue, Series C, Rev.,
           5.25%, 07/01/13                        2,684
    600    New Jersey State, Educational
           Facilities Authority, Fairleigh
           Dickinson University, Series G,
           Rev., 4.88%, 07/01/04                    606
  1,000    New Jersey State, Educational
           Facilities Authority, Fairleigh
           Dickinson University, Series G,
           Rev., 5.70%, 07/01/28                    991
  1,140    New Jersey State, Ser. B, GO, 6.25%,
           01/15/04                               1,262
  2,195    New Jersey State, Ser. D, GO, 5.75%,
           02/15/06                               2,427
  1,300    New Jersey, Economic Development
           Authority, Trenton Office Complex,
           Rev., 5.00%, 06/15/05                  1,376
  1,570    North Bergen Township, New Jersey,
           GO, 5.00%, 08/15/11                    1,637
  1,140    North Jersey District Water Supply,
           Wanaque South Project, Rev.,
           5.50%, 07/01/03                        1,220

                       See notes to financial statements.

Chase Vista Select New Jersey Tax Free Income Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)

  Principal
  Amount     Issuer                                  Value
--------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
--------------------------------------------------------------
$   1,140    Northwest Bergen County, New
             Jersey Utilities Authority, Rev.,
             6.00%, 07/15/07                         $1,253
      570    Ocean County, New Jersey, General
             Improvement, GO, 6.38%,
             04/15/03                                   628
    1,000    Ocean County, New Jersey, Utilities
             Authority, Wastewater, Ser. A, Rev.,
             4.00%, 01/01/07                            992
    1,140    Port Authority, New York & New
             Jersey, Consolidated Bonds, 79th
             Ser., Rev., 6.00%, 07/15/05              1,271
    1,500    Port Authority, New York & New
             Jersey, Consolidated Bonds, 93rd.
             Ser., Rev., 6.13%, 06/01/94              1,731
    1,600    Port Authority, New York & New
             Jersey, Special Obligation, JFK
             International Air Terminal #6, Rev.,
             6.25%, 12/01/08                          1,841
    3,000    Port Authority, New York & New
             Jersey, Special Obligation, JFK
             International Air Terminal #6, Rev.,
             6.25%, 12/01/09@                         3,466
    1,200    Puerto Rico Commonwealth,
             Highway & Transportation
             Authority, Rev., 5.50%, 07/01/15@        1,313
    2,035    Puerto Rico, Electric Power Authority,
             Ser. GG, Rev., 5.13%, 07/01/16@          2,102
    1,000    Sparta Township, New Jersey, School
             District, GO, 4.20%, 09/01/09              997
    1,065    Sparta Township, New Jersey, School
             District, GO, 4.60%, 09/01/13            1,061
    1,000    Sussex County, New Jersey, General
             Improvement, GO, 6.00%,
             04/01/08                                 1,081
    1,000    Sussex County, New Jersey, General
             Improvement, GO, 6.00%,
             04/01/09                                 1,081

                         See notes to financial statements.

Chase Vista Select New Jersey Tax Free Income Fund
Portfolio of Investments February 28, 1999 (unaudited) (continued) (amounts in thousands)

     Principal
     Amount        Issuer                             Value
-------------------------------------------------------------
Long-Term Municipal Bonds -- (continued)
-------------------------------------------------------------
      $   785      Union County Improvement
                   Authority, Plainfield Board of
                   Education Project, Rev., 6.25%,
                   08/01/07                           $   900
        1,101      Union County, New Jersey, General
                   Improvement, GO, 4.75%,
                   12/15/15                             1,100
        2,000      Virgin Islands Public Finance
                   Authority, Series B, Rev., 5.50%,
                   10/01/22                             2,029
        1,500      Woodbridge Township, New Jersey,
                   GO, 5.00%, 08/15/05                  1,592
                   Total Long Term Municipal Bonds
                   (Cost $67,100)                      70,333
-------------------------------------------------------------
Short Term Investments -- 1.3%
-------------------------------------------------------------
     Shares
-------------------------------------------------------------
                   Money Market Fund -- 1.3%
          903      Provident New Jersey Money
                   Market Fund
                   (Cost $903)                            903
-------------------------------------------------------------
                   Total Short Term Investments
                   (Cost $903)                            903
-------------------------------------------------------------
                   Total Investments -- 102.2%
                   (Cost $68,003)                     $71,236
-------------------------------------------------------------


                                                                         Current
                                                              Opening     Market
Number of                                                    Positions    Value
Contracts                    Contract Type                     (000)      (000)
--------- --------------------------------------------------- ---------- -------
    20    U.S. 5 Year Treasury Note, June 1999 Futures        $2,236     $2,219
    5     U.S. Treasury Notes, Long Bond, June 1999 Futures      601        605
                                                              ------     ------
                                                              $2,837     $2,824
                                                              ======     ======

Index:

-      -- The maturity date shown is the date of the prerefunded call.
@      -- All or a portion of this security is segregated.
COP    -- Certificate of Participation.
GO     -- General Obligation Bond.
IAR    -- Improvement Authority Revenue.
Rev.   -- Revenue Bond

                       See notes to financial statements.

Chase Vista Funds
Statement of Assets and Liabilities February 28, 1999 (unaudited)
--------------------------------------------------------------------------------
(Amounts in Thousands, Except Per Share Amounts)

                                                              Chase Vista Select
                                        --------------------------------------------------------------
                                                                            New York
                                                         Intermediate     Intermediate     New Jersey
                                           Tax Free        Tax Free         Tax Free        Tax Free
                                         Income Fund      Income Fund      Income Fund     Income Fund
                                        -------------   --------------   --------------   ------------
ASSETS:
  Investment securities, at
   value (Note 1) ...................     $ 764,491       $ 754,780        $ 297,541        $71,236
  Other assets ......................           194             164               30              5
  Receivables:
   Investment securities
   sold .............................            --           6,375               --             --
   Interest .........................         9,716           9,322            3,930            760
   Variation margin .................            --              --               --              9
   Receivable from affiliate.........             3              29               10              4
   Fund shares sold .................           198             245               58             --
                                         ----------      ----------       ----------       --------
    Total Assets ....................       774,602         770,915          301,569         72,014
                                         ----------      ----------       ----------       --------
  LIABILITIES:
  Payables:
   Investment securities
    purchased .......................            --          23,931               --          2,059

   Fund shares redeemed .............           560             114               --             --
   Dividends ........................         3,056           2,677            1,116            262
  Accrued liabilities: (Note 2)......            93              97               52              8
                                         ----------      ----------       ----------       --------
     Total Liabilities ..............         3,709          26,819            1,168          2,329
                                         ----------      ----------       ----------       --------
  NET ASSETS:
   Paid in capital ..................       727,804         704,571          286,660         66,482
   Accumulated
   undistributed net
   investment income ................            14              17                7              3
   Accumulated net realized
    gain (loss) on
    investment
    transactions ....................         2,197           3,216            1,119            (20)
   Net unrealized
    appreciation of
    investments .....................        40,878          36,292           12,615          3,220
                                         ----------      ----------       ----------       --------
  Net Assets: .......................     $ 770,893       $ 744,096        $ 300,401        $69,685
                                          =========       =========        =========        =======
  Shares of beneficial interest
   outstanding ($.001 par
   value; unlimited number
   of shares authorized) ............       117,744          68,617           41,550          6,941
  Net asset value, maximum
   offering price and
   redemption price per
   share (net assets/shares
   outstanding) .....................     $    6.55       $   10.84        $    7.23        $ 10.04
                                         ----------      ----------       ----------       --------
   Cost of investments ..............     $ 723,613       $ 718,488        $ 284,926        $68,003
                                          =========       =========        =========        =======

                         See notes to financial statements.

Chase Vista Funds
Statement of Operations For the six months ended February 28, 1999
(unaudited)
--------------------------------------------------------------------------------
(Amounts in Thousands)

                                                                Chase Vista Select
                                          --------------------------------------------------------------
                                                                              New York
                                                           Intermediate     Intermediate     New Jersey
                                             Tax Free        Tax Free         Tax Free        Tax Free
                                           Income Fund      Income Fund      Income Fund     Income Fund
                                          -------------   --------------   --------------   ------------
INTEREST INCOME:
 (Note 1C) ............................     $ 19,737         $ 17,332         $  7,033         $1,719
                                            --------         --------         --------         ------
EXPENSES: (Note 2)
  Investment advisory fees ............        1,142            1,081              432            104
  Administration fees .................          571              541              216             52
  Custodian fees ......................           63               68               41             31
  Printing and postage ................           17               15                7              1
  Professional fees ...................           22               23               20              3
  Registration costs ..................           19               23               14              2
  Transfer agent fees .................           15               20               10              9
  Trustees fees and expenses ..........           19               18                7              1
  Organizational fees .................            5                5                2              1
  Other ...............................           16               29               13             12
                                            --------         --------         --------         ------
   Total expenses .....................        1,889            1,823              762            216
                                            --------         --------         --------         ------
Less amounts waived
 (Note 2) .............................        1,769            1,680              689            184
Less amounts borne by
 Chase ................................           35               68               26             25
                                            --------         --------         --------         ------
  Net expenses ........................           85               75               47              7
                                            --------         --------         --------         ------
   Net investment income ..............       19,652           17,257            6,986          1,712
                                            --------         --------         --------         ------

  REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
  Net realized gain on
   investment transactions ............        2,936            5,705            1,753            357
  Net realized gain (loss) on
   futures transactions ...............          (72)             (72)            (112)          (319)
  Change in net unrealized
   appreciation/depreciation
   on investments and
   futures ............................       (4,476)          (3,024)          (1,337)          (160)
                                            --------         --------         --------         ------
  Net realized and unrealized
   gain (loss) on
   investments ........................       (1,612)           2,609              304           (122)
                                            --------         --------         --------         ------
  Net increase in net assets
   from operations ....................     $ 18,040         $ 19,866         $  7,290         $1,590
                                            ========         ========         ========         ======

                       See notes to financial statements.

Chase Vista Funds
Statement of Changes in Net Assets (unaudited) For the periods indicated
--------------------------------------------------------------------------------
(Amounts in Thousands)

                                                                                                 Chase Vista Select
                                                                                  --------------------------------------------------
                                                                                                                  Intermediate
                                                                                          Tax Free                  Tax Free
                                                                                         Income Fund               Income Fund
                                                                                  ------------------------  ------------------------
                                                                                    09/01/98       Year       09/01/98       Year
                                                                                     Through       ended       Through       ended
                                                                                    02/28/99      8/31/98     02/28/99      8/31/98
                                                                                  ------------ -----------  ------------ -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ..........................................................  $  19,652    $  38,728    $  17,257    $  33,787
 Net realized gain on investments and futures transactions ......................      2,864        4,494        5,633        6,734
 Change in net unrealized appreciation/depreciation on investments ..............     (4,476)      18,244       (3,024)      10,692
                                                                                   ---------    ---------    ---------    ---------
 Increase in net assets from operations .........................................     18,040       61,466       19,866       51,213
                                                                                   ---------    ---------    ---------    ---------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income ..........................................................    (19,657)     (38,729)     (17,257)     (33,786)
 Net realized gain on investment transactions ...................................     (4,060)      (6,435)      (8,069)     (12,361)
                                                                                   ---------    ---------    ---------    ---------
 Total dividends and distributions ..............................................    (23,717)     (45,164)     (25,326)     (46,147)
                                                                                   ---------    ---------    ---------    ---------
INCREASE FROM CAPITAL SHARE TRANSACTIONS
 Proceeds from shares issued ....................................................     35,851       94,079       48,398      100,053
 Dividends reinvested ...........................................................         23        6,156        8,033       12,356
 Cost of shares redeemed ........................................................    (20,356)     (32,787)     (23,897)     (31,754)
                                                                                   ---------    ---------    ---------    ---------
 Net increase in net assets from shares of beneficial interest transactions .....     15,518       67,448       32,534       80,655
                                                                                   ---------    ---------    ---------    ---------
  Total increase (decrease) .....................................................      9,841       83,750       27,074       85,721
NET ASSETS:
 Beginning of period ............................................................    761,052      677,302      717,022      631,301
                                                                                   ---------    ---------    ---------    ---------
 End of period ..................................................................  $ 770,893    $ 761,052    $ 744,096    $ 717,022
                                                                                   =========    =========    =========    =========
Share Transactions:
 Issued .........................................................................      5,442       14,421        4,437        9,244
 Reinvested .....................................................................          3          941          741        1,142
 Redeemed .......................................................................     (3,088)      (5,030)      (2,183)      (2,932)
                                                                                   ---------    ---------    ---------    ---------
Change in shares ................................................................      2,357       10,332        2,995        7,454
                                                                                   =========    =========    =========    =========

                                                                                                    Chase Vista Select
                                                                                  --------------------------------------------------
                                                                                            New York
                                                                                          Intermediate              New Jersey
                                                                                            Tax Free                 Tax Free
                                                                                          Income Fund              Income Fund
                                                                                   ------------------------- -----------------------
                                                                                     09/01/98       Year       09/01/98      Year
                                                                                      Through       ended      Through      ended
                                                                                     02/28/99      8/31/98     02/28/99    8/31/98
                                                                                   ------------ ------------ ----------- -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ..........................................................    $  6,986    $  13,047    $  1,712    $  3,477
 Net realized gain on investments and futures transactions ......................       1,641        3,433          38       1,216
 Change in net unrealized appreciation/depreciation on investments ..............      (1,337)       4,055        (160)        391
                                                                                     --------    ---------    --------    --------
 Increase in net assets from operations .........................................       7,290       20,535       1,590       5,084
                                                                                     --------    ---------    --------    --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income ..........................................................      (6,986)     (13,047)     (1,712)     (3,477)
 Net realized gain on investment transactions ...................................      (2,595)      (2,465)     (1,222)       (263)
                                                                                     --------    ---------    --------    --------
 Total dividends and distributions ..............................................      (9,581)     (15,512)     (2,934)     (3,740)
                                                                                     --------    ---------    --------    --------
INCREASE FROM CAPITAL SHARE TRANSACTIONS
 Proceeds from shares issued ....................................................      24,380       58,621       2,281       7,947
 Dividends reinvested ...........................................................       2,365        1,047       1,217         264
 Cost of shares redeemed ........................................................      (6,865)     (17,323)     (3,033)     (3,209)
                                                                                     --------    ---------    --------    --------
 Net increase in net assets from shares of beneficial interest transactions .....      19,880       42,345         465       5,002
                                                                                     --------    ---------    --------    --------
  Total increase (decrease) .....................................................      17,589       47,368        (879)      6,346
NET ASSETS:
 Beginning of period ............................................................     282,812      235,444      70,564      64,218
                                                                                     --------    ---------    --------    --------
 End of period ..................................................................    $300,401    $ 282,812    $ 69,685    $ 70,564
                                                                                     ========    =========    ========    ========
Share Transactions:
 Issued .........................................................................       3,346        8,144         224         786
 Reinvested .....................................................................         327          145         121          26
 Redeemed .......................................................................        (941)      (2,406)       (297)       (317)
                                                                                     --------    ---------    --------    --------
Change in shares ................................................................       2,732        5,883          48         495
                                                                                     ========    =========    ========    ========

                       See notes to financial statements.

Chase Vista Funds
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies -- Mutual Fund Select Trust (the "Trust") was organized as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. Effective March 16, 1998, the Vista Family of Mutual Funds changed its name to the Chase Vista Funds. Select Tax Free Income Fund ("CVTFI"), Select Intermediate Tax Free Income Fund ("CVITFI"), Select New York Intermediate Tax Free Income Fund ("CVNYTFI"), and Select New Jersey Tax Free Income Fund ("CVNJTFI") (collectively, the "Funds"), are four separate portfolios of The Trust.

The Funds were established in December 1996 for the conversion of the Chase Manhattan Bank Common Trust Funds. Effective January 1, 1997, the Chase Common Trust Funds contributed securities and other assets in exchange for shares of the newly created Funds in a tax-free exchange.

The following is a summary of significant accounting policies followed by the
Funds:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   A. Valuation of investments -- Fixed income securities (other than short-term obligations), including listed issues, are valued using matrix pricing systems of a major dealer in bonds which take in to account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted exchange or over-the-counter prices. Short-term debt securities with 61 days or more to maturity at time of purchase are valued, through the 61st day prior to maturity, at market value based on quotations obtained from market makers or other appropriate sources; thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market.

   B. Repurchase agreements -- It is the Fund's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund's custodian bank, sub-custodian or a bank with which the custodian bank has entered into a sub-custodian agreement or is segregated in the Federal Reserve Book Entry System. If the seller of a repurchase agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral may be delayed or limited.

   C. Security transactions and investment income -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued, adjusted for amortization of premiums and accretion of discount.

   D. Futures contracts -- When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the Fund makes (or receives) additional cash payments daily to (from) the broker. Changes in the value of the contract are recorded as unrealized appreciation/depreciation until the contract is closed or settled.

   The Funds invest in U.S. Treasury and/or Municipal Bond futures contracts as a hedge to modify the duration of the portfolio holdings.

   The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

Chase Vista Funds
Notes to Financial Statements (continued) (unaudited)
--------------------------------------------------------------------------------

   As of February 28, 1999, the Funds held futures positions as listed on the respective Portfolio of Investments.

   E. Federal income taxes -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income, and net realized gain on investments. In addition, the Trust intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

   F. Distributions to shareholders -- Dividends are declared daily and distributed in the form of additional shares of the fund or, at the election of the shareholder, in cash (subject to the policies of the Shareholder Servicing Agent) on the last business day of the month. The net investment income of each Fund is determined daily and (substantially all) is declared as a dividend to shareholders of record at the time of such declaration. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature, (i.e., that they will result from other than timing of recognition --"temporary differences") such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment. Dividends and distributions which exceed net investment income or net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized capital gains.

   G. Allocation of expenses -- Expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund or on another reasonable basis.

   H. Organization costs -- Organization and initial registration costs incurred in connection with establishing each of the Funds have been deferred and are being amortized on a straight-line basis over a sixty month period beginning with the commencement of operations of each Fund.

2. Fees and Other Transactions with Affiliates

   A. Investment advisory fee -- Pursuant to separate Investment Advisory Agreements, The Chase Manhattan Bank ("Chase" or "Advisor") acts as the investment advisor to the Funds. Chase is a direct wholly-owned subsidiary of The Chase Manhattan Corporation. As Investment Adviser, Chase supervises the investments of the Funds and for such services is paid a fee. The fee is computed daily and paid monthly at an annual rate equal to 0.30% of each Fund's average daily net assets. The Advisor voluntarily waived all of its fees for the six month period ended February 28, 1999.

   Chase Asset Management, Inc. ("CAM"), a registered investment advisor, is the sub-investment advisor to each Fund, pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly owned subsidiary of Chase and is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.15% of each Fund's average daily net assets.

Chase Vista Funds
Notes to Financial Statements (continued) (unaudited)
--------------------------------------------------------------------------------

   B. Distribution and Sub-administration fees -- Pursuant to a Sub-administration Agreement, Vista Fund Distributors, Inc. ("VFD" or the "Distributor"), a wholly-owned subsidiary of the BISYS Group, Inc. ("BISYS"), provides certain sub-administration services to the Trust, including providing officers, clerical staff and office space for an annual fee computed daily and paid monthly of 0.05% of the average daily net assets of each Fund.

   The Distributor voluntarily waived Sub-administration fees for the six months ended February 28, 1999 for CVTFI, CVITFI, CVNYTFI and CVNSTFI:
   $186; $176; $70; and $17 respectively (in thousands).

   C. Administration fee -- Pursuant to an Administration Agreement, Chase (the "Administrator") provides certain administration services to the Trust at an annual fee computed daily and paid monthly of 0.10% of the respective Fund's average daily net assets. The Administrator voluntarily waived all of its administration fees for the six months ended February 28, 1999.

   D. Assumption of expenses -- For the six months ended February 28, 1999, Chase voluntarily assumed the following expenses for CVTFI, CVITFI, CVNYTFI and CVNJTFI: $35; $68; $26; and $25, respectively (in thousands).

   E. Other -- Certain officers of the Trust are officers of VFD or of its parent corporation, BISYS.

   Chase provides portfolio accounting and custody services for the Funds. Compensation for such services is presented in the Statement of Operations as custodian fees. Chase voluntarily waived all of its custodian fees for the six months ended February 28, 1999.

   3. Investment Transactions -- The cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows (amounts in thousands):

                                                        New York
                                        Intermediate  Intermediate   New Jersey
                             Tax Free     Tax Free      Tax Free      Tax Free
                           Income Fund   Income Fund   Income Fund   Income Fund
                          ------------  ------------  ------------  ------------
Purchases (Excluding
  U.S. Govt.) .........   $153,632        $259,882       $71,264      $ 8,625
Sales (Excluding
  U.S. Govt.) .........    144,881         266,570        47,237       11,209

4. Federal Income Tax Matters -- For Federal income tax purposes, the cost and unrealized appreciation/(depreciation) in value of the investment securities at February 28, 1999, are as follows (amounts in thousands):

                                                        New York
                                       Intermediate   Intermediate   New Jersey
                           Tax Free      Tax Free       Tax Free      Tax Free
                         Income Fund    Income Fund    Income Fund   Income Fund
                        ------------   ------------   ------------   -----------
Aggregate cost .........   $723,613      $718,488       $284,926      $68,003
                           --------      --------       --------      -------
Gross unrealized
  appreciation .........   $ 41,307      $ 36,822       $ 12,714      $ 3,238
Gross unrealized
  depreciation .........       (429)         (530)           (99)          (5)
                           --------      --------       --------      -------
Net unrealized
  appreciation .........   $ 40,878      $ 36,292       $ 12,615      $ 3,233
                           ========      ========       ========      =======

Chase Vista Funds
Notes to Financial Statements (continued) (unaudited)
--------------------------------------------------------------------------------

5. Concentration of Credit Risk -- The Funds invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. CVNYTFI and CVNJTFI primarily invest in issuers in the States of New York and New Jersey, respectively. CVTFI and CVITFI invested approximately 24.5% and 21.2%, respectively, of its net assets in issuers in the State of New York. The issuer's abilities to meet their obligations may be affected by economic or political developments in a specific state or region.

6. Trustee Compensation -- The Funds have adopted an unfunded noncontributory defined benefit pension plan covering all independent trustees of the Funds who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the six month period ended February 28, 1999, included in Trustees Fees and Expenses in the Statement of Operations, and accrued pension liability included in Other Accrued Liabilities, in the Statement of Assets and Liabilities were as follows (in thousands):

                                   Accrued
                      Pension      Pension
                     Expenses     Liability
                    ----------   ----------
CVTFI ...........       $7           $40
CVITFI ..........        7            38
CVNYTFI .........        3            14
CVNJTFI .........        1             4


7. Bank Borrowings -- The Funds may borrow money for temporary or emergency purposes. Any borrowings representing more than 5% of a Fund's total assets must be repaid before the Fund may make additional investments. The funds have entered into an agreement, enabling them to participate with other Chase Vista Funds in an unsecured line of credit with a syndicate of banks, which permits borrowings up to $350 million, collectively. Interest is charged to each fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.35%. The Funds also pay a commitment fee of 0.075% per annum on the average daily amount of the available commitment, which is allocated on a pro-rate basis to the funds. The commitment fee is included in Other expenses on the Statement of Operations. Borrowings are payable on demand.

The Funds had no borrowings outstanding at February 28, 1999.

Chase Vista Funds
Financial Highlights (unaudited)
--------------------------------------------------------------------------------

                                                                 Chase Vista Select
                                          -----------------------------------------------------------------
                                                                                    Intermediate
                                                     Tax Free                         Tax Free
                                                   Income Fund                      Income Fund
                                          ------------------------------ ----------------------------------
                                           09/01/98     Year    1/1/97*   09/01/98      Year      1/1/97*
                                            Through    Ended    Through    Through     Ended      Through
                                           02/28/99   8/31/98   8/31/97   02/28/99    8/31/98     8/31/97
                                          ---------- --------- --------- ---------- ----------- -----------
Per Share Operating Performance
Net Asset Value, Beginning of Period ....  $ 6.60     $ 6.45    $ 6.39    $ 10.93    $ 10.85     $ 10.75
                                           ------     ------    ------    -------    -------     -------
 Income from Investment Operations:
  Net investment income .................    0.17       0.35      0.24       0.26       0.56        0.39
  Net Gain or Losses in Securities
   (both realized and unrealized) .......   (0.01)      0.21      0.06       0.03       0.29        0.10
                                           -------    ------    ------    -------    -------     -------
  Total from Investment Operations           0.16       0.56      0.30       0.29       0.85        0.49
                                           -------    ------    ------    -------    -------     -------
 Less Distributions:
  Dividends from net investment
   income ...............................    0.17       0.35      0.24       0.26       0.56        0.39
Distributions from Capital Gains ........    0.04       0.06        --       0.12       0.21          --
                                           -------    ------    ------    -------    -------     -------
  Total Distributions ...................    0.21       0.41      0.24       0.38       0.77        0.39
                                           -------    ------    ------    -------    -------     -------
Net Asset Value, End of Period ..........  $ 6.55     $ 6.60    $ 6.45    $ 10.84    $ 10.93     $ 10.85
                                           =======    ======    ======    =======    =======     =======
Total Return                                 2.35%      8.99%     4.86%      2.70%      8.08%       4.58%
Ratios/Supplemental Data
Net Assets, End of Period (millions) ....  $  771     $  761    $  677    $   744    $   717     $   631
Ratios to Average Net Assets#:
  Expenses ..............................    0.02%      0.02%     0.02%      0.02%      0.02%       0.02%
  Net Investment Income .................    5.16%      5.39%     5.73%      4.79%      5.10%       5.40%
  Expenses Without Waivers and
   Assumption of Expenses ...............    0.47%      0.50%     0.49%      0.51%      0.50%       0.50%
  Net Investment Income Without
   Waivers and Assumption of
   Expenses .............................    4.71%      4.91%     5.26%      4.30%      4.62%       4.92%
Portfolio Turnover Rate .................      19%        47%       48%        36%        71%         60%

                                                                 Chase Vista Select
                                          ----------------------------------------------------------------
                                                     New York
                                                   Intermediate                     New Jersey
                                                     Tax Free                        Tax Free
                                                   Income Fund                      Income Fund
                                          ------------------------------ ---------------------------------
                                           09/01/98     Year    1/1/97*   09/01/98      Year      1/1/97*
                                            Through    Ended    Through    Through     Ended      Through
                                           02/28/99   8/31/98   8/31/97   02/28/99    8/31/98     8/31/97
                                          ---------- --------- --------- ---------- ----------- ----------
Per Share Operating Performance
Net Asset Value, Beginning of Period ....  $ 7.29     $ 7.15    $ 7.09    $ 10.24    $ 10.04     $  9.99
                                           ------     ------    ------    -------    -------     -------
 Income from Investment Operations:
  Net investment income .................    0.18       0.37      0.26       0.25       0.52        0.37
  Net Gain or Losses in Securities
   (both realized and unrealized) .......    0.00       0.21      0.06      (0.02)      0.24        0.05
                                           ------     ------    ------    --------   -------     -------
  Total from Investment Operations           0.18       0.58      0.32       0.23       0.76        0.42
                                           ------     ------    ------    --------   -------     -------
 Less Distributions:
  Dividends from net investment
   income ...............................    0.18       0.37      0.26       0.25       0.52        0.37
Distributions from Capital Gains ........    0.06       0.07        --       0.18       0.04          --
                                           ------     ------    -------   --------   -------     -------
  Total Distributions ...................    0.24       0.44      0.26       0.43       0.56        0.37
                                           ------     ------    -------   --------   -------     -------
Net Asset Value, End of Period ..........  $ 7.23     $ 7.29    $ 7.15    $ 10.04    $ 10.24     $ 10.04
                                           ======     ======    =======   ========   =======     =======
Total Return                                 2.50%      8.37%     4.62%      2.27%      7.82%       4.20%
Ratios/Supplemental Data
Net Assets, End of Period (millions) ....  $  300     $  283    $  235    $    70    $    71     $    64
Ratios to Average Net Assets#:
  Expenses ..............................    0.03%      0.03%     0.03%      0.02%      0.02%       0.02%
  Net Investment Income .................    4.84%      5.08%     5.52%      4.93%      5.16%       5.52%
  Expenses Without Waivers and
   Assumption of Expenses ...............    0.53%      0.53%     0.53%      0.66%      0.63%       0.57%
  Net Investment Income Without
   Waivers and Assumption of
   Expenses .............................    4.34%      4.58%     5.02%      4.29%      4.55%       4.97%
Portfolio Turnover Rate .................      17%        66%       32%        12%        60%         14%

-------
* Commencement of operations.
# Short periods have been annualized.

                       See notes to financial statements.


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